Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RBB FUND, INC.
Entity Central Index Key	0000831114
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000143001 Member
Shareholder Report [Line Items]
Fund Name	Abbey Capital Futures Strategy Fund
Class Name	Class I
Trading Symbol	ABYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/. You can also request this information by contacting us at 1-844-261-6484.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$176	1.79%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Abbey Capital Futures Strategy Fund (the “Fund”) saw negative performance over the period from September 1, 2024 to August 31, 2025 (the “Period”). The Fund’s diversified trendfollowing sub-advisers were the primary source of negative performance at the trading style level.
At the market sector level, the Fund saw losses in fixed income and energy. Global bond yield moves were generally choppy throughout the period owing to uncertainty about the timing of potential interest rate cuts by central banks and a fluctuating outlook for global growth in light of changing US trade policy. This uncertainty contributed to a lack of clear price trends and several price reversals in fixed income markets which proved challenging for some of the Fund’s underlying sub-advisers. Energy losses stemmed primarily from trading in crude oil and natural gas contracts. Performance across currencies, agricultural commodities and metals markets were also negative.
The Fund did capture gains in equities. Despite some choppy moves in equity markets at times during the Period, long positions held across several equity indices resulted in gains as global stocks reached new record highs.

Top Contributors
↑	Equity indices

Top Detractors
↓	Fixed Income
↓	Energy
↓	Currencies
↓	Agricultural Commodities
↓	Metals

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	-3.89	3.18	1.91
S&P 500 Total Return Index	15.88	14.74	14.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
Net Assets	$ 2,321,536,265
Holdings Count	1,098
Advisory Fees Paid, Amount	$ 43,812,242
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$2,321,536,265
Number of Holdings	1,098
Net Advisory Fee	43,812,242
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Group	Risk Allocation (% of overall Value at Risk)
Agricultural Products	16.7%
Currency	13.7%
Energy	12.1%
Equity	36.4%
Fixed Income	6.2%
Metals	14.8%

Material Fund Change [Text Block]	Changes to Fund’s Investment Adviser or Sub Adviser: Eclipse Capital Management was removed as a trading adviser in December 2024.
Updated Prospectus Web Address	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/
Accountant Change Statement [Text Block]	As of May 14, 2025, the Fund engaged the services of independent registered public accounting firm PricewaterhouseCoopers LLP, replacing Ernst & Young LLP.
Accountant Change Date	May 14, 2025
Class A Shares [Member]
Shareholder Report [Line Items]
Fund Name	Abbey Capital Futures Strategy Fund
Class Name	Class A
Trading Symbol	ABYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/. You can also request this information by contacting us at 1-844-261-6484.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$200	2.04%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Abbey Capital Futures Strategy Fund (the “Fund”) saw negative performance over the period from September 1, 2024 to August 31, 2025 (the “Period”). The Fund’s diversified trendfollowing sub-advisers were the primary source of negative performance at the trading style level.
At the market sector level, the Fund saw losses in fixed income and energy. Global bond yield moves were generally choppy throughout the period owing to uncertainty about the timing of potential interest rate cuts by central banks and a fluctuating outlook for global growth in light of changing US trade policy. This uncertainty contributed to a lack of clear price trends and several price reversals in fixed income markets which proved challenging for some of the Fund’s underlying sub-advisers. Energy losses stemmed primarily from trading in crude oil and natural gas contracts. Performance across currencies, agricultural commodities and metals markets were also negative.
The Fund did capture gains in equities. Despite some choppy moves in equity markets at times during the Period, long positions held across several equity indices resulted in gains as global stocks reached new record highs.

Top Contributors
↑	Equity indices

Top Detractors
↓	Fixed Income
↓	Energy
↓	Currencies
↓	Agricultural Commodities
↓	Metals

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	-4.07	2.91	1.65
Class A (with sales charge)	-9.61	1.69	1.05
S&P 500 Total Return Index	15.88	14.74	14.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
Net Assets	$ 2,321,536,265
Holdings Count	1,098
Advisory Fees Paid, Amount	$ 43,812,242
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$2,321,536,265
Number of Holdings	1,098
Net Advisory Fee	43,812,242
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Group	Risk Allocation (% of overall Value at Risk)
Agricultural Products	16.7%
Currency	13.7%
Energy	12.1%
Equity	36.4%
Fixed Income	6.2%
Metals	14.8%

Material Fund Change [Text Block]	Changes to Fund’s Investment Adviser or Sub Adviser: Eclipse Capital Management was removed as a trading adviser in December 2024.
Updated Prospectus Web Address	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/
Accountant Change Statement [Text Block]	As of May 14, 2025, the Fund engaged the services of independent registered public accounting firm PricewaterhouseCoopers LLP, replacing Ernst & Young LLP.
Accountant Change Date	May 14, 2025
Class C Shares [Member]
Shareholder Report [Line Items]
Fund Name	Abbey Capital Futures Strategy Fund
Class Name	Class C
Trading Symbol	ABYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/. You can also request this information by contacting us at 1-844-261-6484.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$272	2.79%

Expenses Paid, Amount	$ 272
Expense Ratio, Percent	2.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Abbey Capital Futures Strategy Fund (the “Fund”) saw negative performance over the period from September 1, 2024 to August 31, 2025 (the “Period”). The Fund’s diversified trendfollowing sub-advisers were the primary source of negative performance at the trading style level.
At the market sector level, the Fund saw losses in fixed income and energy. Global bond yield moves were generally choppy throughout the period owing to uncertainty about the timing of potential interest rate cuts by central banks and a fluctuating outlook for global growth in light of changing US trade policy. This uncertainty contributed to a lack of clear price trends and several price reversals in fixed income markets which proved challenging for some of the Fund’s underlying sub-advisers. Energy losses stemmed primarily from trading in crude oil and natural gas contracts. Performance across currencies, agricultural commodities and metals markets were also negative.
The Fund did capture gains in equities. Despite some choppy moves in equity markets at times during the Period, long positions held across several equity indices resulted in gains as global stocks reached new record highs.

Top Contributors
↑	Equity indices

Top Detractors
↓	Fixed Income
↓	Energy
↓	Currencies
↓	Agricultural Commodities
↓	Metals

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception
Class C (without contingent deferred sales charge)[1]	-4.88	2.16	0.95
Class C (with contingent deferred sales charge)[1]	-5.82	2.16	0.95
S&P 500 Total Return Index	15.88	14.74	14.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
Net Assets	$ 2,321,536,265
Holdings Count	1,098
Advisory Fees Paid, Amount	$ 43,812,242
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$2,321,536,265
Number of Holdings	1,098
Net Advisory Fee	43,812,242
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Group	Risk Allocation (% of overall Value at Risk)
Agricultural Products	16.7%
Currency	13.7%
Energy	12.1%
Equity	36.4%
Fixed Income	6.2%
Metals	14.8%

Material Fund Change [Text Block]	Changes to Fund’s Investment Adviser or Sub Adviser: Eclipse Capital Management was removed as a trading adviser in December 2024.
Updated Prospectus Web Address	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/
Accountant Change Statement [Text Block]	As of May 14, 2025, the Fund engaged the services of independent registered public accounting firm PricewaterhouseCoopers LLP, replacing Ernst & Young LLP.
Accountant Change Date	May 14, 2025
CLASS I SHARES [Member]
Shareholder Report [Line Items]
Fund Name	Abbey Capital Multi Asset Fund
Class Name	Class I
Trading Symbol	MAFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/. You can also request this information by contacting us at 1-844-261-6484.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$179	1.79%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Abbey Capital Multi Asset Fund (the “Fund”) saw modestly positive performance over the period from September 1, 2024 to August 31, 2025 (the “Period”). The Fund’s Long US Equity strategy was the driver of positive performance, with mostly offsetting losses recorded by the Managed Futures strategy.
The Long US Equity strategy saw positive returns from its allocation to S&P 500 futures. Despite some choppy moves in global equity markets at times during the Period, US stocks rose strongly and reached new record highs. Periods of positive performance included October and November, when US equities rallied alongside the US presidential election, and from mid-April onwards when substantial US trade tariffs were paused and scaled back.
For the Managed Futures strategy, losses occurred in fixed income and energy. Global bond yields were generally choppy throughout the period owing to uncertainty about the timing of potential interest rate cuts by central banks and a fluctuating outlook for global growth in light of changing US trade policy. This uncertainty contributed to a lack of clear price trends and several price reversals in fixed income markets which proved challenging for some of the Fund’s underlying sub-advisers. Energy losses stemmed primarily from trading in crude oil and natural gas contracts. Performance in currencies was also negative, while the Managed Futures strategy was positive in equities, agricultural commodities and metals.

Top Contributors
↑	Equity Indices
↑	Agricultural Commodities
↑	Metals

Top Detractors
↓	Fixed Income
↓	Energy
↓	Currencies

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/11/2018)
Class I	0.49	7.34	9.38
S&P Total Return Index	15.88	14.74	14.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
Net Assets	$ 897,548,815
Holdings Count	635
Advisory Fees Paid, Amount	$ 17,340,076
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$897,548,815
Number of Holdings	635
Net Advisory Fee	17,340,076
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Group	Risk Allocation (% of overall Value at Risk)
Agricultural Products	12.1%
Currency	12.0%
Energy	8.2%
Equity	52.7%
Fixed Income	4.8%
Metals	10.3%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
Systematica Investments Limited was added as a trading adviser in October 2024. Eclipse Capital Management was removed as a trading adviser in December 2024.

Updated Prospectus Web Address	https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
Accountant Change Statement [Text Block]	As of May 14, 2025, the Fund engaged the services of independent registered public accounting firm PricewaterhouseCoopers LLP, replacing Ernst & Young LLP.
Accountant Change Date	May 14, 2025
CLASS A SHARES [Member]
Shareholder Report [Line Items]
Fund Name	Abbey Capital Multi Asset Fund
Class Name	Class A
Trading Symbol	MAFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/. You can also request this information by contacting us at 1-844-261-6484.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$204	2.04%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Abbey Capital Multi Asset Fund (the “Fund”) saw modestly positive performance over the period from September 1, 2024 to August 31, 2025 (the “Period”). The Fund’s Long US Equity strategy was the driver of positive performance, with mostly offsetting losses recorded by the Managed Futures strategy.
The Long US Equity strategy saw positive returns from its allocation to S&P 500 futures. Despite some choppy moves in global equity markets at times during the Period, US stocks rose strongly and reached new record highs. Periods of positive performance included October and November, when US equities rallied alongside the US presidential election, and from mid-April onwards when substantial US trade tariffs were paused and scaled back.
For the Managed Futures strategy, losses occurred in fixed income and energy. Global bond yields were generally choppy throughout the period owing to uncertainty about the timing of potential interest rate cuts by central banks and a fluctuating outlook for global growth in light of changing US trade policy. This uncertainty contributed to a lack of clear price trends and several price reversals in fixed income markets which proved challenging for some of the Fund’s underlying sub-advisers. Energy losses stemmed primarily from trading in crude oil and natural gas contracts. Performance in currencies was also negative, while the Managed Futures strategy was positive in equities, agricultural commodities and metals.

Top Contributors
↑	Equity Indices
↑	Agricultural Commodities
↑	Metals

Top Detractors
↓	Fixed Income
↓	Energy
↓	Currencies

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/11/2018)
Class A (without sales charge)[1]	0.18	7.06	9.10
Class A (with sales charge)[1]	-5.57	5.80	8.23
S&P 500 Total Return Index	15.88	14.74	14.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
Net Assets	$ 897,548,815
Holdings Count	635
Advisory Fees Paid, Amount	$ 17,340,076
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$897,548,815
Number of Holdings	635
Net Advisory Fee	17,340,076
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Group	Risk Allocation (% of overall Value at Risk)
Agricultural Products	12.1%
Currency	12.0%
Energy	8.2%
Equity	52.7%
Fixed Income	4.8%
Metals	10.3%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
Systematica Investments Limited was added as a trading adviser in October 2024. Eclipse Capital Management was removed as a trading adviser in December 2024.

Updated Prospectus Web Address	https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
Accountant Change Statement [Text Block]	As of May 14, 2025, the Fund engaged the services of independent registered public accounting firm PricewaterhouseCoopers LLP, replacing Ernst & Young LLP.
Accountant Change Date	May 14, 2025
CLASS C SHARES [Member]
Shareholder Report [Line Items]
Fund Name	Abbey Capital Multi Asset Fund
Class Name	Class C
Trading Symbol	MAFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/. You can also request this information by contacting us at 1-844-261-6484.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$278	2.79%

Expenses Paid, Amount	$ 278
Expense Ratio, Percent	2.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Abbey Capital Multi Asset Fund (the “Fund”) saw modestly positive performance over the period from September 1, 2024 to August 31, 2025 (the “Period”). The Fund’s Long US Equity strategy was the driver of positive performance, with mostly offsetting losses recorded by the Managed Futures strategy.
The Long US Equity strategy saw positive returns from its allocation to S&P 500 futures. Despite some choppy moves in global equity markets at times during the Period, US stocks rose strongly and reached new record highs. Periods of positive performance included October and November, when US equities rallied alongside the US presidential election, and from mid-April onwards when substantial US trade tariffs were paused and scaled back.
For the Managed Futures strategy, losses occurred in fixed income and energy. Global bond yields were generally choppy throughout the period owing to uncertainty about the timing of potential interest rate cuts by central banks and a fluctuating outlook for global growth in light of changing US trade policy. This uncertainty contributed to a lack of clear price trends and several price reversals in fixed income markets which proved challenging for some of the Fund’s underlying sub-advisers. Energy losses stemmed primarily from trading in crude oil and natural gas contracts. Performance in currencies was also negative, while the Managed Futures strategy was positive in equities, agricultural commodities and metals.

Top Contributors
↑	Equity Indices
↑	Agricultural Commodities
↑	Metals

Top Detractors
↓	Fixed Income
↓	Energy
↓	Currencies

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/11/2018)
Class C (without contingent deferred sales charge)[1]	-0.55	6.28	8.30
Class C (with contingent deferred sales charge)[1]	-1.51	6.28	8.30
S&P 500 Total Return Index	15.88	14.74	14.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
Net Assets	$ 897,548,815
Holdings Count	635
Advisory Fees Paid, Amount	$ 17,340,076
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$897,548,815
Number of Holdings	635
Net Advisory Fee	17,340,076
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Group	Risk Allocation (% of overall Value at Risk)
Agricultural Products	12.1%
Currency	12.0%
Energy	8.2%
Equity	52.7%
Fixed Income	4.8%
Metals	10.3%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
Systematica Investments Limited was added as a trading adviser in October 2024. Eclipse Capital Management was removed as a trading adviser in December 2024.

Updated Prospectus Web Address	https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
Accountant Change Statement [Text Block]	As of May 14, 2025, the Fund engaged the services of independent registered public accounting firm PricewaterhouseCoopers LLP, replacing Ernst & Young LLP.
Accountant Change Date	May 14, 2025
Adara Smaller Companies Fund [Member]
Shareholder Report [Line Items]
Fund Name	Adara Smaller Companies Fund
Class Name	Adara Smaller Companies Fund
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Adara Smaller Companies Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-844-261-6482.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6482
Additional Information Website	https://rbbfund.com/additional-fund-information/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Adara Smaller Companies Fund	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund generated a return of 12.25% for the fiscal year ended August 31, 2025. The Fund outperformed the benchmark Russell 2000 Total Return Index, which returned 8.17% over the same period. The Fund underperformed the Russell 3000 Total Return Index which returned 15.84% over the same period.
The Fund’s allocation to microcap managers contributed to its outperformance over the Russell 2000 Total Return Index during the period. Microcap stocks, as measured by the Russell Microcap Total Return Index, were up 16.25% for the period.
The Fund’s allocation to smaller market cap stocks was a detractor to performance relative to the Russell 3000 Total Return Index, as large cap stocks outperformed small cap stocks during the period.
The Fund’s assets were allocated to five underlying sub-advisers during the fiscal year: microcap managers Driehaus Capital Management, LLC (“Driehaus”) and Pacific Ridge Capital Partners, LLC (“Pacific Ridge”); small-cap managers Pier Capital, LLC (“Pier”) and River Road Asset Management, LLC (“River Road”); and tax-loss harvesting manager Aperio Group, LLC (“Aperio”).
Performance of the Fund’s sub-advisers for the fiscal year was led by Driehaus, with a return of 16.88%, followed in order by Pacific Ridge (16.56%), River Road (11.96%), Pier (7.95%) and Aperio (6.83%).
As of August 31, 2025, the Fund’s assets were allocated 25% to Driehaus, followed by Pacific Ridge with 23%, Aperio with 17%, River Road with 17%, Pier with 16% and the remaining 2% in a cash sleeve.

Top Contributors
↑	ThredUp Inc Ordinary Shares - Class A
↑	Porch Group Inc Ordinary Shares - Class A
↑	United States Antimony Corp
↑	Amprius Technologies Inc
↑	Lightbridge Corp

Top Detractors
↓	Rocket Pharmaceuticals Inc
↓	Myriad Genetics Inc
↓	PACS Group Inc
↓	Arvinas Inc
↓	Krispy Kreme Inc

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
TF (without sales charge)	12.25	12.90	11.46
Russell 3000 Total Return Index	15.84	14.11	13.98
Russell 2000 Total Return Index	8.17	10.13	8.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://rbbfund.com/additional-fund-information/ for more recent performance information.
Net Assets	$ 703,111,423
Holdings Count	669
Advisory Fees Paid, Amount	$ 4,454,891
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$703,111,423
Number of Holdings	669
Net Advisory Fee	$4,454,891
Portfolio Turnover	71%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Motorcar Parts of America, Inc.	0.7%
Build-A-Bear Workshop, Inc.	0.7%
CoreCivic, Inc.	0.7%
Northeast Bank	0.7%
NWPX Infrastructure, Inc.	0.7%
Bowman Consulting Group Ltd.	0.6%
Heritage Insurance Holdings, Inc.	0.6%
Natural Gas Services Group, Inc.	0.6%
Alico, Inc.	0.6%
McGrath RentCorp	0.6%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	21.6%
Financial	18.9%
Industrial	17.5%
Consumer, Cyclical	14.7%
Technology	8.7%
Energy	3.7%
Communications	3.6%
Basic Materials	3.1%
Utilities	1.2%
Cash & Other	7.0%

Updated Prospectus Web Address	https://rbbfund.com/additional-fund-information/
Aquarius International Fund [Member]
Shareholder Report [Line Items]
Fund Name	Aquarius International Fund
Class Name	Aquarius International Fund
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aquarius International Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-844-261-6482.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6482
Additional Information Website	https://rbbfund.com/additional-fund-information/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aquarius International Fund	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund generated a return of 13.32% for the fiscal year ended August 31, 2025. For the same period, the Fund underperformed its benchmark, the MSCI ACWI ex USA Gross Index, which returned 16.11%. The Fund’s security selection and underweight exposure to Chinese equities were major detractors from relative performance versus the benchmark.
Developed international equities, as measured by the MSCI EAFE Index, were up 14.46% for the period. Emerging markets, as measured by the MSCI Emerging Markets Index, were up 17.66% for the period. The U.S. Dollar Index weakened by 3.86% in the period.
The Fund ended the period with four underlying sub-advisers: international developed markets managers Mawer Investment Management, Ltd. (“Mawer”) and Boston Partners Global Investors, Inc. (“Boston Partners”); emerging markets manager Driehaus Capital Management, LLC (“Driehaus”); and tax-loss harvesting manager Aperio Group, LLC (“Aperio”).
Returns for the underlying sub-advisers during the period were Aperio at +14.92%, followed by Mawer +14.53%, Boston Partners +13.81%, and Driehaus +10.86%.
The proportions of Fund assets allocated to the Fund’s sub-advisers at the end of the period were as follows: Boston Partners 35%, Mawer 33%, Aperio 16%, Driehaus 15%, and the remainder in a cash sleeve.

Top Contributors
↑	Laopu Gold Co Ltd Ordinary Shares - Class H
↑	Pop Mart International Group Ltd Ordinary Shares
↑	Celestica Inc Ordinary Shares
↑	Siemens Energy AG Ordinary Shares
↑	Doosan Enerbility Co Ltd

Top Detractors
↓	Novo Nordisk AS Class B
↓	Novo Nordisk AS ADR
↓	Aspen Pharmacare Holdings Ltd ADR
↓	Orsted AS
↓	Icon PLC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/17/2018)
Aquarius International Fund	13.32	7.67	5.45
MSCI ACWI ex USA Gross Index	16.11	9.49	6.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://rbbfund.com/additional-fund-information/ for more recent performance information.
Net Assets	$ 687,991,797
Holdings Count	853
Advisory Fees Paid, Amount	$ 3,128,918
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$687,991,797
Number of Holdings	853
Net Advisory Fee	$3,128,918
Portfolio Turnover	64%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Tencent Holdings Ltd.	3.1%
Shell PLC	1.8%
BAE Systems PLC	1.5%
Alibaba Group Holding Ltd.	1.4%
HDFC Bank Ltd.	1.4%
Weir Group PLC	1.4%
AstraZeneca PLC	1.4%
Hitachi Ltd.	1.3%
Aon PLC	1.3%

Top Sectors	(% of Net Assets)
Financials	23.8%
Industrials	20.7%
Information Technology	11.3%
Communication Services	8.4%
Health Care	8.0%
Consumer Discretionary	7.2%
Consumer Staples	5.5%
Materials	5.1%
Energy	4.0%
Utilities	1.4%
Real Estate	0.3%
Other Assets in Excess of Liabilities	4.3%

Updated Prospectus Web Address	https://rbbfund.com/additional-fund-information/
INSTITUTIONAL [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners All-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	BPAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners All-Cap Value Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the Fund posted a gain, but underperformed both the Russell 3000 Value Index and its broad-based securities market index, the Russell 3000 Index.
What factors influenced performance?
The U.S. economy generally continued to expand during the past 12 months, with inflation remaining more subdued and the unemployment rate relatively low and stable. While there remains some concern about overall durability of the economy, particularly in light of the Trump administration’s shifting stance regarding tariffs and trade, the backdrop for equities was generally constructive during the period.

What were the top contributors and detractors?
Relative to the Russell 3000 Value Index, positioning within Information Technology, Materials, and Consumer Staples contributed the most to performance. Stock-picking within Health Care and Industrials represented the most significant drag on results.

How is the Fund currently positioned?
Compared with the Russell 3000 Value Index, the Fund holds large overweight positions in the Information Technology and Financials sectors and significant underweights in Real Estate and Utilities.

Top Contributors
↑	Oracle Corp.
↑	JPMorgan Chase & Co.
↑	Philip Morris International, Inc.
↑	Booking Holdings, Inc.
↑	Jabil, Inc.

Top Detractors
↓	UnitedHealth Group, Inc.
↓	Centene Corp.
↓	Elevance Health, Inc.
↓	AMN Healthcare Services, Inc.
↓	Global Payments, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	8.90	14.35	10.61
Russell 3000® Total Return Index	15.84	14.11	13.98
Russell 3000® Value Total Return Index	9.12	12.98	10.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/ for more recent performance information.
Net Assets	$ 1,286,114,930
Holdings Count	109
Advisory Fees Paid, Amount	$ 9,014,595
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$1,286,114,930
Number of Holdings	109
Net Advisory Fee	$9,014,595
Portfolio Turnover	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
JPMorgan Chase & Co.	2.7%
Bank of America Corp.	2.4%
CRH PLC	2.2%
Philip Morris International, Inc.	2.2%
Johnson & Johnson	2.0%
Alphabet, Inc.	2.0%
AbbVie, Inc.	1.9%
Corpay, Inc.	1.9%
Booking Holdings, Inc.	1.9%
Medtronic PLC	1.8%

Top Sectors†	(% of net assets)
Financials	28.6%
Information Technology	20.0%
Health Care	14.6%
Industrials	13.2%
Consumer Discretionary	5.7%
Consumer Staples	5.3%
Communication Services	4.8%
Energy	3.4%
Materials	2.9%
Cash & Other	1.5%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
INVESTOR [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners All-Cap Value Fund
Class Name	Investor Class
Trading Symbol	BPAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners All-Cap Value Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-all-cap-value-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-all-cap-value-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the Fund posted a gain, but underperformed both the Russell 3000 Value Index and its broad-based securities market index, the Russell 3000 Index.
What factors influenced performance?
The U.S. economy generally continued to expand during the past 12 months, with inflation remaining more subdued and the unemployment rate relatively low and stable. While there remains some concern about overall durability of the economy, particularly in light of the Trump administration’s shifting stance regarding tariffs and trade, the backdrop for equities was generally constructive during the period.

What were the top contributors and detractors?
Relative to the Russell 3000 Value Index, positioning within Information Technology, Materials, and Consumer Staples contributed the most to performance. Stock-picking within Health Care and Industrials represented the most significant drag on results.

How is the Fund currently positioned?
Compared with the Russell 3000 Value Index, the Fund holds large overweight positions in the Information Technology and Financials sectors and significant underweights in Real Estate and Utilities.

Top Contributors
↑	Oracle Corp.
↑	JPMorgan Chase & Co.
↑	Philip Morris International, Inc.
↑	Booking Holdings, Inc.
↑	Jabil, Inc.

Top Detractors
↓	UnitedHealth Group, Inc.
↓	Centene Corp.
↓	Elevance Health, Inc.
↓	AMN Healthcare Services, Inc.
↓	Global Payments, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	8.65	14.07	10.34
Russell 3000® Total Return Index	15.84	14.11	13.98
Russell 3000® Value Total Return Index	9.12	12.98	10.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund/ for more recent performance information.
Net Assets	$ 1,286,114,930
Holdings Count	109
Advisory Fees Paid, Amount	$ 9,014,595
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$1,286,114,930
Number of Holdings	109
Net Advisory Fee	$9,014,595
Portfolio Turnover	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
JPMorgan Chase & Co.	2.7%
Bank of America Corp.	2.4%
CRH PLC	2.2%
Philip Morris International, Inc.	2.2%
Johnson & Johnson	2.0%
Alphabet, Inc.	2.0%
AbbVie, Inc.	1.9%
Corpay, Inc.	1.9%
Booking Holdings, Inc.	1.9%
Medtronic PLC	1.8%

Top Sectors†	(% of net assets)
Financials	28.6%
Information Technology	20.0%
Health Care	14.6%
Industrials	13.2%
Consumer Discretionary	5.7%
Consumer Staples	5.3%
Communication Services	4.8%
Energy	3.4%
Materials	2.9%
Cash & Other	1.5%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-all-cap-value-fund/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
INSTITUTIONAL [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Small Cap Value Fund II
Class Name	Institutional Class
Trading Symbol	BPSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Small Cap Value Fund II (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the Fund posted a gain and outperformed the Russell 2000 Value Index, but trailed its broad-based securities market index, the Russell 3000 Index, for the same period.
What factors influenced performance?
The U.S. economy generally continued to expand during the past 12 months, with inflation remaining more subdued and the unemployment rate relatively low and stable. While there remains some concern about overall durability of the economy, particularly in light of the Trump administration’s shifting stance regarding tariffs and trade, the backdrop for equities was generally constructive during the period.

What were the top contributors and detractors?
Relative to the Russell 2000 Value Index, holdings within Consumer Discretionary and Industrials contributed most to relative results. Positioning in Materials and Health Care represented the most significant drag on performance.

How is the Fund currently positioned?
Compared with the Russell 2000 Value Index, the Fund holds large overweight positions in the Industrials and Consumer Discretionary sectors, and significant underweights in Real Estate and Utilities.

Top Contributors
↑	Magnite, Inc.
↑	Interdigital, Inc.
↑	Primoris Services Corp.
↑	Sterling Infrastructure, Inc.
↑	SLM Corp.
Top Detractors
↓
Evolent Health, Inc. Class A
↓
Lantheus Holdings, Inc.
↓
Weatherford International PLC
↓
Methanex Corp.
↓
Ultra Clean Holdings, Inc
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	10.97	14.79	8.96
Russell 3000® Total Return Index	15.84	14.11	13.98
Russell 2000® Value Total Return Index	5.83	13.06	8.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/ for more recent performance information.
Net Assets	$ 640,640,356
Holdings Count	159
Advisory Fees Paid, Amount	$ 4,638,897
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$640,640,356
Number of Holdings	159
Net Advisory Fee	$4,638,897
Portfolio Turnover	70%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
Magnite, Inc.	1.9%
Federal Agricultural Mortgage Corp.	1.6%
FirstCash Holdings, Inc.	1.5%
Primoris Services Corp.	1.5%
SLM Corp.	1.3%
InterDigital, Inc.	1.3%
Preferred Bank	1.1%
Laureate Education, Inc.	1.1%
Assured Guaranty Ltd.	1.1%
Viper Energy, Inc.	1.1%

Top Sectors†	(% of net assets)
Financials	31.2%
Industrials	20.0%
Consumer Discretionary	18.0%
Information Technology	10.4%
Energy	4.1%
Health Care	3.6%
Consumer Staples	3.5%
Communication Services	3.5%
Materials	1.5%
Cash & Other	4.2%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
INVESTOR [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Small Cap Value Fund II
Class Name	Investor Class
Trading Symbol	BPSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Small Cap Value Fund II (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$131	1.24%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the Fund posted a gain and outperformed the Russell 2000 Value Index, but trailed its broad-based securities market index, the Russell 3000 Index, for the same period.
What factors influenced performance?
The U.S. economy generally continued to expand during the past 12 months, with inflation remaining more subdued and the unemployment rate relatively low and stable. While there remains some concern about overall durability of the economy, particularly in light of the Trump administration’s shifting stance regarding tariffs and trade, the backdrop for equities was generally constructive during the period.

What were the top contributors and detractors?
Relative to the Russell 2000 Value Index, holdings within Consumer Discretionary and Industrials contributed most to relative results. Positioning in Materials and Health Care represented the most significant drag on performance.

How is the Fund currently positioned?
Compared with the Russell 2000 Value Index, the Fund holds large overweight positions in the Industrials and Consumer Discretionary sectors, and significant underweights in Real Estate and Utilities.

Top Contributors
↑	Magnite, Inc.
↑	Interdigital, Inc.
↑	Primoris Services Corp.
↑	Sterling Infrastructure, Inc.
↑	SLM Corp.

Top Detractors
↓	Evolent Health, Inc. Class A
↓	Lantheus Holdings, Inc.
↓	Weatherford International PLC
↓	Methanex Corp.
↓	Ultra Clean Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	10.69	14.50	8.69
Russell 3000® Total Return Index	15.84	14.11	13.98
Russell 2000® Value Total Return Index	5.83	13.06	8.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/ for more recent performance information.
Net Assets	$ 640,640,356
Holdings Count	159
Advisory Fees Paid, Amount	$ 4,638,897
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$640,640,356
Number of Holdings	159
Net Advisory Fee	$4,638,897
Portfolio Turnover	70%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
Magnite, Inc.	1.9%
Federal Agricultural Mortgage Corp.	1.6%
FirstCash Holdings, Inc.	1.5%
Primoris Services Corp.	1.5%
SLM Corp.	1.3%
InterDigital, Inc.	1.3%
Preferred Bank	1.1%
Laureate Education, Inc.	1.1%
Assured Guaranty Ltd.	1.1%
Viper Energy, Inc.	1.1%

Top Sectors†	(% of net assets)
Financials	31.2%
Industrials	20.0%
Consumer Discretionary	18.0%
Information Technology	10.4%
Energy	4.1%
Health Care	3.6%
Consumer Staples	3.5%
Communication Services	3.5%
Materials	1.5%
Cash & Other	4.2%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	WPG Partners Select Small Cap Value Fund
Class Name	Institutional
Trading Symbol	WPGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WPG Partners Select Small Cap Value Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$108	1.10%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the Fund posted a loss and underperformed both the Russell 2000 Value Index and its broad-based securities market index, the Russell 3000 Index.
What factors influenced performance?
The U.S. economy generally continued to expand during the past 12 months, with inflation remaining more subdued and the unemployment rate relatively low and stable. While there remains some concern about overall durability of the economy, particularly in light of the Trump administration’s shifting stance regarding tariffs and trade, the backdrop for equities was generally constructive during the period.

What were the top contributors and detractors?
Relative to the Russell 2000 Value Index, positioning within Communication Services and Financials was the most significant detractor from relative results. Stock-picking in Industrials and Real Estate represented the most significant contribution to performance.

How is the Fund currently positioned?
Compared with the Russell 2000 Value Index, the Fund holds large overweight positions in the Financials and Industrials sectors, and significant underweights in Information Technology and Communication Services.

Top Contributors
↑	Tutor Perini Corp.
↑	National Vision Holdings, Inc.
↑	Silicon Motion Technology Corp.
↑	Thyssenkrupp AG
↑	Holley, Inc.

Top Detractors
↓	Enovis Corp.
↓	Vivid Seats, Inc. Class A
↓	Vimeo, Inc.
↓	Ashland, Inc.
↓	Teleflex, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2021)
Institutional Class	-3.86	8.39
Russell 3000® Total Return Index	15.84	9.31
Russell 2000® Value Total Return Index	5.83	3.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/ for more recent performance information.
Net Assets	$ 189,411,677
Holdings Count	48
Advisory Fees Paid, Amount	$ 1,472,841
Investment Company, Portfolio Turnover	155.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$189,411,677
Number of Holdings	48
Net Advisory Fee	$1,472,841
Portfolio Turnover	155%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
Teleflex, Inc.	4.8%
NCR Voyix Corp.	4.0%
Silicon Motion Technology Corp.	3.7%
Prosperity Bancshares, Inc.	3.2%
Vimeo, Inc.	3.2%
Maximus, Inc.	3.0%
Tri Pointe Homes, Inc.	2.8%
Broadstone Net Lease, Inc.	2.8%
Enovis Corp.	2.7%
Alpha & Omega Semiconductor Ltd.	2.7%

Top Sectors†	(% of net assets)
Industrials	17.3%
Financials	16.0%
Information Technology	15.5%
Consumer Discretionary	11.9%
Health Care	9.7%
Materials	6.8%
Energy	5.3%
Real Estate	4.2%
Communication Services	4.0%
Cash & Other	9.3%

Updated Prospectus Web Address	https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
INSTITUTIONAL [Member]
Shareholder Report [Line Items]
Fund Name	WPG Partners Small Cap Value Diversified Fund
Class Name	Institutional
Trading Symbol	WPGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WPG Partners Small Cap Value Diversified Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$111	1.10%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the Fund posted a gain but underperformed both the Russell 2000 Value Index and its broad-based securities market index, the Russell 3000 Index.
What factors influenced performance?
The U.S. economy generally continued to expand during the past 12 months, with inflation remaining more subdued and the unemployment rate relatively low and stable. While there remains some concern about overall durability of the economy, particularly in light of the Trump administration’s shifting stance regarding tariffs and trade, the backdrop for equities was generally constructive during the period.

What were the top contributors and detractors?
Relative to the Russell 2000 Value Index, holdings within Materials and Financials were the most significant detractors from relative results. Positioning in Real Estate and Consumer Discretionary represented the most significant contribution to performance.

How is the Fund currently positioned?
Compared with the Russell 2000 Value Index, the Fund holds large overweight positions in the Materials and Industrials sectors, and significant underweights in Financials and Real Estate.

Top Contributors
↑	Blackberry Limited
↑	Silicon Motion Technology Corp.
↑	Thyssenkrupp AG
↑	Air Lease Corp. Class A
↑	Leonardo DRS, Inc.

Top Detractors
↓	Teleflex, Inc.
↓	Enovis Corp.
↓	Clarivate PLC
↓	Tronox Holdings PLC
↓	Huntsman Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	1.39	18.36	8.01
Russell 3000® Total Return Index	15.84	14.11	13.98
Russell 2000® Value Total Return Index	5.83	13.06	8.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/ for more recent performance information.
Net Assets	$ 32,412,520
Holdings Count	98
Advisory Fees Paid, Amount	$ 218,148
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$32,412,520
Number of Holdings	98
Net Advisory Fee	$218,148
Portfolio Turnover	92%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
Silicon Motion Technology Corp.	2.8%
Teleflex, Inc.	2.3%
Brixmor Property Group, Inc.	2.1%
Enterprise Financial Services Corp.	2.0%
NCR Voyix Corp.	2.0%
BGC Group, Inc.	2.0%
Kemper Corp.	1.9%
Air Lease Corp.	1.8%
BrightView Holdings, Inc.	1.8%
Enovis Corp.	1.8%

Top Sectors†	(% of net assets)
Financials	20.0%
Industrials	18.7%
Information Technology	12.4%
Materials	10.3%
Energy	9.3%
Health Care	6.7%
Consumer Discretionary	6.4%
Real Estate	5.8%
Utilities	5.4%
Cash & Other	5.0%

Updated Prospectus Web Address	https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Global Sustainability Fund
Class Name	Institutional Class
Trading Symbol	BPGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Global Sustainability Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/global-sus-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/global-sus-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the Fund posted a sizable gain and outperformed its benchmark index, the  MSCI World Index- Net Return.
What factors influenced performance?
Global markets generally delivered positive returns during the past year. Moderating inflation, interest rate reductions in many countries, and emerging clarity around the Trump administration’s tariff proposals were some of the tailwinds for equities.
What were the top contributors and detractors?
Stock picking in the Industrials and Consumer Discretionary sectors, as well as an overweight to Financials, made the biggest contributions to outperformance. The Fund’s overweight to Europe was also an overall benefit, as U.S. stocks lagged. Stock selection in Information Technology and Materials generally held back returns versus the benchmark.
How is the Fund currently positioned?
Relative to the benchmark, the Fund’s largest overweight at the end of August was to the Financials sector. It’s largest underweight was to Information Technology.

Top Contributors
↑	Rheinmetall AG
↑	SPIE SA
↑	JPMorgan Chase & Co.
↑	Sandoz Group Ltd.
↑	Deutsche Telekom AG

Top Detractors
↓	UnitedHealth Group, Inc.
↓	Kansai Paint Co., Ltd.
↓	Alten SA
↓	ICON PLC
↓	Elevance Health, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2021)
Institutional Class	17.96	10.70
MSCI World Index - Gross Return (USD)	16.17	9.33
MSCI World Index - Net Return (USD)	15.68	8.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/global-sus-fund/ for more recent performance information.
Net Assets	$ 12,079,576
Holdings Count	84
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$12,079,576
Number of Holdings	84
Net Advisory Fee	$0
Portfolio Turnover	69%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
SPIE SA	3.0%
Marks & Spencer Group PLC	2.5%
Cie de Saint-Gobain SA	2.5%
Suzuken Co. Ltd.	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.3%
Alphabet, Inc.	2.1%
Informa PLC	2.1%
Nomad Foods Ltd.	2.0%
Sandoz Group AG	1.8%
Bank of America Corp.	1.8%

Top Sectors†	(% of net assets)
Financials	24.2%
Industrials	23.7%
Health Care	14.6%
Information Technology	12.0%
Consumer Staples	11.4%
Communication Services	6.1%
Consumer Discretionary	3.8%
Utilities	1.0%
Energy	0.8%
Cash & Other	2.4%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/global-sus-fund/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Global Equity Fund
Class Name	Institutional Class
Trading Symbol	BPGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Global Equity Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-global-equity-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-global-equity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the Fund posted a sizable gain and outperformed its benchmark index, the  MSCI World Index- Net Return.
What factors influenced performance?
Global markets generally delivered positive returns during the past year. Moderating inflation, interest rate reductions in many countries, and emerging clarity around the Trump administration’s tariff proposals were some of the tailwinds for equities.
What were the top contributors and detractors?
Stock selection in the Industrials and Health Care sectors, along with an overweight to Financials, were the main contributors to the Fund’s outperformance. The Fund’s overweight to Europe was also an overall benefit, as U.S. stocks lagged. Stock selection in the Information Technology and Consumer Discretionary sectors generally held back returns versus the benchmark.
How is the fund currently positioned?
Relative to the benchmark, the Fund’s largest sector overweights at the end of August were Financials and Industrials. The Fund’s most significant underweight was to Information Technology.

Top Contributors
↑	Rheinmetall AG
↑	Natwest Group PLC
↑	Commerzbank AG
↑	Banco Bilbao Vizcaya Argentaria SA
↑	CRH Public Limited Company

Top Detractors
↓	Capgemini SE
↓	Renesas Electronics Corp.
↓	Samsung Electronics Co., Ltd.
↓	WH Smith PLC
↓	Kansai Paint Co., Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	17.49	16.22	9.67
MSCI THE WORLD INDEX Gross (USD)	16.17	13.42	12.22
MSCI THE WORLD INDEX Net (USD)	15.68	12.89	11.65
MSCI World Value Net Total Return Index	11.94	12.77	8.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-global-equity-fund/ for more recent performance information.
Net Assets	$ 277,171,626
Holdings Count	118
Advisory Fees Paid, Amount	$ 1,832,121
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$277,171,626
Number of Holdings	118
Net Advisory Fee	$1,832,121
Portfolio Turnover	55%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
CRH PLC	2.7%
Tesco PLC	1.7%
AstraZeneca PLC	1.6%
Cie de Saint-Gobain SA	1.5%
Rexel SA	1.5%
Banco Bilbao Vizcaya Argentaria SA	1.5%
IMI PLC	1.4%
Nordea Bank Abp	1.4%
Goldman Sachs Group, Inc.	1.4%
JPMorgan Chase & Co.	1.4%

Top Sectors†	(% of net assets)
Financials	26.9%
Industrials	20.5%
Health Care	11.2%
Consumer Staples	9.5%
Information Technology	7.2%
Energy	6.9%
Materials	5.9%
Communication Services	3.2%
Consumer Discretionary	2.9%
Cash & Other	5.8%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-global-equity-fund/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
INSTITUTIONAL [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Long/Short Equity Fund
Class Name	Institutional Class
Trading Symbol	BPLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Long/Short Equity Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$258	2.37%

Expenses Paid, Amount	$ 258
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the Fund posted a sizable gain and outperformed its benchmark index, the S&P 500 Index.
What factors influenced performance?
The  U.S. economy generally continued to expand during the past 12 months, with inflation remaining more subdued and the unemployment rate relatively low and stable. While there remains some concern about overall durability of the economy, particularly in light of the Trump administration’s shifting stance regarding tariffs and trade, the backdrop for equities was generally constructive during the period.
What were the top contributors and detractors?
Stock selection in the Financials and Industrials sectors generally led contributions to the Fund’s outperformance during the year. Stock picking in Communication Services and short positions in Information Technology generally held back results versus the benchmark.
How is the Fund currently positioned?
Relative to the benchmark, the Fund’s largest net overweight sector at the end of August was  Financials. The Fund’s largest net underweight was to Information Technology.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	17.30	18.37	9.34
S&P 500 Total Return Index	15.88	14.74	14.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/ for more recent performance information.
Net Assets	$ 81,229,703
Holdings Count	209
Advisory Fees Paid, Amount	$ 1,135,766
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$81,229,703
Number of Holdings	209
Net Advisory Fee	$1,135,766
Portfolio Turnover	54%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
Fairfax Financial Holdings Ltd.	2.0%
Alphabet, Inc.	2.0%
British American Tobacco PLC	1.9%
Newmark Group, Inc.	1.9%
Super Group SGHC Ltd.	1.9%
BGC Group, Inc.	1.8%
Galliford Try Holdings PLC	1.8%
Twilio, Inc.	1.6%
InterDigital, Inc.	1.6%
Broadcom, Inc.	1.5%

Top Sectors†	(% of net assets)
Financials	21.4%
Information Technology	15.5%
Health Care	8.4%
Industrials	7.9%
Consumer Discretionary	6.4%
Real Estate	3.5%
Consumer Staples	2.8%
Materials	2.8%
Communication Services	2.8%
Energy	2.2%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
INVESTOR [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Long/Short Equity Fund
Class Name	Investor Class
Trading Symbol	BPLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Long/Short Equity Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-long-short-equity-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-long-short-equity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$284	2.62%

Expenses Paid, Amount	$ 284
Expense Ratio, Percent	2.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the Fund posted a sizable gain and outperformed its benchmark index, the S&P 500 Index.
What factors influenced performance?
The  U.S. economy generally continued to expand during the past 12 months, with inflation remaining more subdued and the unemployment rate relatively low and stable. While there remains some concern about overall durability of the economy, particularly in light of the Trump administration’s shifting stance regarding tariffs and trade, the backdrop for equities was generally constructive during the period.
What were the top contributors and detractors?
Stock selection in the Financials and Industrials sectors generally led contributions to the Fund’s outperformance during the year. Stock picking in Communication Services and short positions in Information Technology generally held back results versus the benchmark.
How is the Fund currently positioned?
Relative to the benchmark, the Fund’s largest net overweight sector at the end of August was  Financials. The Fund’s largest net underweight was to Information Technology.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	17.00	18.09	9.07
S&P 500 Total Return Index	15.88	14.74	14.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund/ for more recent performance information.
Net Assets	$ 81,229,703
Holdings Count	209
Advisory Fees Paid, Amount	$ 1,135,766
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$81,229,703
Number of Holdings	209
Net Advisory Fee	$1,135,766
Portfolio Turnover	54%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
Fairfax Financial Holdings Ltd.	2.0%
Alphabet, Inc.	2.0%
British American Tobacco PLC	1.9%
Newmark Group, Inc.	1.9%
Super Group SGHC Ltd.	1.9%
BGC Group, Inc.	1.8%
Galliford Try Holdings PLC	1.8%
Twilio, Inc.	1.6%
InterDigital, Inc.	1.6%
Broadcom, Inc.	1.5%

Top Sectors†	(% of net assets)
Financials	21.4%
Information Technology	15.5%
Health Care	8.4%
Industrials	7.9%
Consumer Discretionary	6.4%
Real Estate	3.5%
Consumer Staples	2.8%
Materials	2.8%
Communication Services	2.8%
Energy	2.2%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-long-short-equity-fund/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Long/Short Research Fund
Class Name	Institutional Class
Trading Symbol	BPIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Long/Short Research Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$201	1.92%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the Fund posted a gain but underperformed its benchmark, the S&P 500 Index.

What factors influenced performance?
The U.S. economy generally continued to expand during the past 12 months, with inflation remaining more subdued and the unemployment rate relatively low and stable. While there remains some concern about overall durability of the economy, particularly in light of the Trump administration’s shifting stance regarding tariffs and trade, the backdrop for equities was generally constructive during the period.

What were the top contributors and detractors?
Relative to the S&P 500 Index, the Fund’s long positioning within Information Technology and Communication Services detracted from relative performance as did its short positions in Industrials and Financials. Long positions in Utilities and Materials as well as short positions in Consumer Staples all added value.

How is the Fund currently positioned?
The Fund’s largest net exposures at the end of the period were in Industrials and Financials. The Fund’s smallest net exposures were in Real Estate and Consumer Discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	8.85	13.40	6.28
S&P 500 Total Return Index	15.88	14.74	14.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/ for more recent performance information.
Net Assets	$ 538,841,745
Holdings Count	427
Advisory Fees Paid, Amount	$ 7,027,561
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$538,841,745
Number of Holdings	427
Net Advisory Fee	$7,027,561
Portfolio Turnover	65%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
JPMorgan Chase & Co.	1.5%
Wells Fargo & Co.	1.3%
AbbVie, Inc.	1.3%
Frontdoor, Inc.	1.2%
Bank of America Corp.	1.1%
Alphabet, Inc.	1.1%
Booking Holdings, Inc.	1.0%
Jacobs Solutions, Inc.	1.0%
CRH PLC	0.9%
Flutter Entertainment PLC	0.9%

Top Sectors†	(% of net assets)
Industrials	19.1%
Financials	18.0%
Health Care	9.6%
Information Technology	9.3%
Utilities	7.4%
Consumer Discretionary	6.2%
Materials	4.9%
Consumer Staples	3.7%
Communication Services	2.6%
Real Estate	2.3%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Long/Short Research Fund
Class Name	Investor Class
Trading Symbol	BPRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Long/Short Research Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-ls-research-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-ls-research-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$226	2.17%
*	Annualized

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	2.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the Fund posted a gain but underperformed its benchmark, the S&P 500 Index.

What factors influenced performance?
The U.S. economy generally continued to expand during the past 12 months, with inflation remaining more subdued and the unemployment rate relatively low and stable. While there remains some concern about overall durability of the economy, particularly in light of the Trump administration’s shifting stance regarding tariffs and trade, the backdrop for equities was generally constructive during the period.

What were the top contributors and detractors?
Relative to the S&P 500 Index, the Fund’s long positioning within Information Technology and Communication Services detracted from relative performance as did its short positions in Industrials and Financials. Long positions in Utilities and Materials as well as short positions in Consumer Staples all added value.

How is the Fund currently positioned?
The Fund’s largest net exposures at the end of the period were in Industrials and Financials. The Fund’s smallest net exposures were in Real Estate and Consumer Discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	8.58	13.11	6.03
S&P 500 Total Return Index	15.88	14.74	14.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-ls-research-fund/ for more recent performance information.
Net Assets	$ 538,841,745
Holdings Count	427
Advisory Fees Paid, Amount	$ 7,027,561
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$538,841,745
Number of Holdings	427
Net Advisory Fee	$7,027,561
Portfolio Turnover	65%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
JPMorgan Chase & Co.	1.5%
Wells Fargo & Co.	1.3%
AbbVie, Inc.	1.3%
Frontdoor, Inc.	1.2%
Bank of America Corp.	1.1%
Alphabet, Inc.	1.1%
Booking Holdings, Inc.	1.0%
Jacobs Solutions, Inc.	1.0%
CRH PLC	0.9%
Flutter Entertainment PLC	0.9%

Top Sectors†	(% of net assets)
Industrials	19.1%
Financials	18.0%
Health Care	9.6%
Information Technology	9.3%
Utilities	7.4%
Consumer Discretionary	6.2%
Materials	4.9%
Consumer Staples	3.7%
Communication Services	2.6%
Real Estate	2.3%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-ls-research-fund/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Emerging Markets Dynamic Equity Fund
Class Name	Institutional Class
Trading Symbol	BELSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Emerging Markets Dynamic Equity Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-emerging-markets-de-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-emerging-markets-de-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$158	1.53%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the fund posted a positive return but lagged its benchmark index, the MSCI Emerging Markets Index – Net Return.
What factors influenced performance?
Global markets generally delivered positive returns during the past year. Moderating inflation, interest rate reductions in many countries, and emerging clarity around the Trump administration’s tariff proposals were some of the tailwinds for equities.
What were the top contributors and detractors?
The Fund’s short positions in Information Technology were the top detractors from performance versus the benchmark, while stock picking in the Health Care sector made the largest positive contribution to relative performance.
How is the Fund currently positioned?
Relative to the benchmark, the Fund’s largest net overweight sector at the end of August was Communication Services. The Fund’s largest net underweight was to Information Technology.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	5.97	2.11	3.52
MSCI Emerging Markets - Gross Return (USD)	17.66	5.69	7.36
MSCI Emerging Markets Index - Net Return (USD)	16.80	5.21	6.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-emerging-markets-de-fund/ for more recent performance information.
Net Assets	$ 62,793,510
Holdings Count	319
Advisory Fees Paid, Amount	$ 585,767
Investment Company, Portfolio Turnover	207.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$62,793,510
Number of Holdings	319
Net Advisory Fee	$585,767
Portfolio Turnover	207%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
Samsung Electronics Co., Ltd.	4.3%
Credicorp Ltd.	3.0%
Muyuan Foods Co., Ltd.	2.9%
Millicom International Cellular SA	2.9%
Reliance Industries Ltd.	2.8%
Abu Dhabi Islamic Bank PJSC	2.7%
HDFC Bank Ltd.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Grupo Financiero Banorte SAB de CV	2.0%
America Movil SAB de CV	1.9%

Top Sectors†	(% of net assets)
Financials	15.1%
Communication Services	11.1%
Information Technology	10.5%
Materials	10.3%
Consumer Staples	6.4%
Health Care	3.7%
Industrials	3.3%
Energy	3.0%
Real Estate	2.0%
Consumer Discretionary	1.5%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-emerging-markets-de-fund/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
Class A Shares [Member]
Shareholder Report [Line Items]
Fund Name	Campbell Systematic Macro Fund
Class Name	Class A
Trading Symbol	EBSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6488
Additional Information Website	https://www.campbell.com/systematicmacro
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$203	2.00%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund produced net gains during the 12-month period ended August 31, 2025, outperforming the  SG CTA Index which returned -5.40% over the same period.
The exposures affecting performance included gains in equity index derivatives, foreign exchange forwards, and commodity futures and losses in fixed income futures. The portfolio maintained a net long position in equity index derivatives for the majority of the period and varied positioning in commodity futures, fixed income futures, and foreign exchange forwards.
From a strategy perspective, the Fund trades a variety of systematic models which are grouped into momentum, quant macro, and short-term. Quant macro strategies were the most profitable strategies during the period, primarily gaining in commodities, foreign exchange, and equity indices and experiencing losses in fixed income. Momentum strategies were unprofitable during the period, with gains in equity indices and losses in commodities, fixed income, and foreign exchange. Finally, short-term strategies were also not profitable, posting losses in fixed income and experiencing gains in commodities, equity indices, and foreign exchange.
Overall, the Fund performed well in an eventful market environment where investors sentiment and strategic decisions shifted in response to the U.S. presidential election, central bank action, tariff and growth concerns, and heightened geopolitical risks. We continue to focus on making ongoing improvements to the portfolio and look forward to the opportunities to come.

Top Contributors
↑	Euro Forwards +2.9%
↑	British Pound Forwards +2.3%
↑	Live Cattle Futures +2.0%
↑	Feeder Cattle Futures +1.5%
↑	Mini S&P 500 Index Futures +1.2%

Top Detractors
↓	10 Year Treasury Notes Futures -1.1%
↓	CME 3-Month SOFR Futures -1.3%
↓	2 Year Treasury Notes Futures -1.5%
↓	Euro-Bund Futures -1.6%
↓	Australian Dollar Forwards -2.2%

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)**	3.06	10.09	4.19
Class A (with sales charge)	-0.59	9.32	3.83
S&P 500 Total Return Index	15.88	14.74	14.60
Barclay BTOP50 Index	-0.40	5.94	2.74
SG CTA Index	-5.40	4.35	2.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.campbell.com/systematicmacro for more recent performance information.
Net Assets	$ 1,966,928,090
Holdings Count	152
Advisory Fees Paid, Amount	$ 25,991,143
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$1,966,928,090
Number of Holdings	152
Net Advisory Fee	$25,991,143
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings*	(% of net assets)
United States Treasury Bill	73.1%
BlackRock Liquidity Funds T-Fund	8.1%
Live Cattle	0.8%
GBP/USD FWD 20250917	0.3%
HUF/USD FWD 20250917	0.2%
Soybean Meal	0.2%
Gold	0.2%
TWD/USD FWD 20250917	0.2%
FTSE/MIB Index	0.2%
Corn No. 2 Yellow	0.2%

Component Risk Allocation (includes futures contracts)**(% of portfolio risk)
Commodities	26%
Currencies	27%
Equities	18%
Fixed Income	29%

Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
Fund materials dated February 28, 2025 were supplemented to reflect the elimination of a 1.00% Contingent Deferred Sales Charge on the Fund’s Class A shares.

Updated Prospectus Web Address	https://www.campbell.com/systematicmacro
Accountant Change Statement [Text Block]	As of July 2025, the Fund engaged the services of independent registered public accounting firm PricewaterhouseCoopers LLP, replacing Ernst & Young LLP.
Accountant Change Date	Jul. 31, 2025
Class C Shares [Member]
Shareholder Report [Line Items]
Fund Name	Campbell Systematic Macro Fund
Class Name	Class C
Trading Symbol	EBSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
Material Fund Change Notice [Text Block]	This
Additional Information Phone Number	1-844-261-6488
Additional Information Website	https://www.campbell.com/systematicmacro
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$278	2.75%

Expenses Paid, Amount	$ 278
Expense Ratio, Percent	2.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund produced net gains during the 12-month period ended August 31, 2025, outperforming the  SG CTA Index which returned -5.40% over the same period.
The exposures affecting performance included gains in equity index derivatives, foreign exchange forwards, and commodity futures and losses in fixed income futures. The portfolio maintained a net long position in equity index derivatives for the majority of the period and varied positioning in commodity futures, fixed income futures, and foreign exchange forwards.
From a strategy perspective, the Fund trades a variety of systematic models which are grouped into momentum, quant macro, and short-term. Quant macro strategies were the most profitable strategies during the period, primarily gaining in commodities, foreign exchange, and equity indices and experiencing losses in fixed income. Momentum strategies were unprofitable during the period, with gains in equity indices and losses in commodities, fixed income, and foreign exchange. Finally, short-term strategies were also not profitable, posting losses in fixed income and experiencing gains in commodities, equity indices, and foreign exchange.
Overall, the Fund performed well in an eventful market environment where investors sentiment and strategic decisions shifted in response to the U.S. presidential election, central bank action, tariff and growth concerns, and heightened geopolitical risks. We continue to focus on making ongoing improvements to the portfolio and look forward to the opportunities to come.

Top Contributors
↑	Euro Forwards +2.9%
↑	British Pound Forwards +2.3%
↑	Live Cattle Futures +2.0%
↑	Feeder Cattle Futures +1.5%
↑	Mini S&P 500 Index Futures +1.2%

Top Detractors
↓	10 Year Treasury Notes Futures -1.1%
↓	CME 3-Month SOFR Futures -1.3%
↓	2 Year Treasury Notes Futures -1.5%
↓	Euro-Bund Futures -1.6%
↓	Australian Dollar Forwards -2.2%

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)**	2.26	9.30	3.42
Class C (with sales charge)	1.26	9.30	3.42
S&P 500 Total Return Index	15.88	14.74	14.60
Barclay BTOP50 Index	-0.40	5.94	2.74
SG CTA Index	-5.40	4.35	2.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.campbell.com/systematicmacro for more recent performance information.
Net Assets	$ 1,966,928,090
Holdings Count	152
Advisory Fees Paid, Amount	$ 25,991,143
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$1,966,928,090
Number of Holdings	152
Net Advisory Fee	$25,991,143
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings*	(% of net assets)
United States Treasury Bill	73.1%
BlackRock Liquidity Funds T-Fund	8.1%
Live Cattle	0.8%
GBP/USD FWD 20250917	0.3%
HUF/USD FWD 20250917	0.2%
Soybean Meal	0.2%
Gold	0.2%
TWD/USD FWD 20250917	0.2%
FTSE/MIB Index	0.2%
Corn No. 2 Yellow	0.2%

Component Risk Allocation (includes futures contracts)**(% of portfolio risk)
Commodities	26%
Currencies	27%
Equities	18%
Fixed Income	29%

Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
Fund materials dated February 28, 2025 were supplemented to reflect the elimination of a 1.00% Contingent Deferred Sales Charge on the Fund’s Class A shares.

Updated Prospectus Web Address	https://www.campbell.com/systematicmacro
Accountant Change Statement [Text Block]	As of July 2025, the Fund engaged the services of independent registered public accounting firm PricewaterhouseCoopers LLP, replacing Ernst & Young LLP.
Accountant Change Date	Jul. 31, 2025
Class I Shares [Member]
Shareholder Report [Line Items]
Fund Name	Campbell Systematic Macro Fund
Class Name	Class I
Trading Symbol	EBSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6488
Additional Information Website	https://www.campbell.com/systematicmacro
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$178	1.75%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund produced net gains during the 12-month period ended August 31, 2025, outperforming the  SG CTA Index which returned -5.40% over the same period.
The exposures affecting performance included gains in equity index derivatives, foreign exchange forwards, and commodity futures and losses in fixed income futures. The portfolio maintained a net long position in equity index derivatives for the majority of the period and varied positioning in commodity futures, fixed income futures, and foreign exchange forwards.
From a strategy perspective, the Fund trades a variety of systematic models which are grouped into momentum, quant macro, and short-term. Quant macro strategies were the most profitable strategies during the period, primarily gaining in commodities, foreign exchange, and equity indices and experiencing losses in fixed income. Momentum strategies were unprofitable during the period, with gains in equity indices and losses in commodities, fixed income, and foreign exchange. Finally, short-term strategies were also not profitable, posting losses in fixed income and experiencing gains in commodities, equity indices, and foreign exchange.
Overall, the Fund performed well in an eventful market environment where investors sentiment and strategic decisions shifted in response to the U.S. presidential election, central bank action, tariff and growth concerns, and heightened geopolitical risks. We continue to focus on making ongoing improvements to the portfolio and look forward to the opportunities to come.

Top Contributors
↑	Euro Forwards +2.9%
↑	British Pound Forwards +2.3%
↑	Live Cattle Futures +2.0%
↑	Feeder Cattle Futures +1.5%
↑	Mini S&P 500 Index Futures +1.2%

Top Detractors
↓	10 Year Treasury Notes Futures -1.1%
↓	CME 3-Month SOFR Futures -1.3%
↓	2 Year Treasury Notes Futures -1.5%
↓	Euro-Bund Futures -1.6%
↓	Australian Dollar Forwards -2.2%

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)**	3.38	10.35	4.46
S&P 500 Total Return Index	15.88	14.74	14.60
Barclay BTOP50 Index	-0.40	5.94	2.74
SG CTA Index	-5.40	4.35	2.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.campbell.com/systematicmacro for more recent performance information.
Net Assets	$ 1,966,928,090
Holdings Count	152
Advisory Fees Paid, Amount	$ 25,991,143
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$1,966,928,090
Number of Holdings	152
Net Advisory Fee	$25,991,143
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings*	(% of net assets)
United States Treasury Bill	73.1%
BlackRock Liquidity Funds T-Fund	8.1%
Live Cattle	0.8%
GBP/USD FWD 20250917	0.3%
HUF/USD FWD 20250917	0.2%
Soybean Meal	0.2%
Gold	0.2%
TWD/USD FWD 20250917	0.2%
FTSE/MIB Index	0.2%
Corn No. 2 Yellow	0.2%

Component Risk Allocation (includes futures contracts)**(% of portfolio risk)
Commodities	26%
Currencies	27%
Equities	18%
Fixed Income	29%

Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
Fund materials dated February 28, 2025 were supplemented to reflect the elimination of a 1.00% Contingent Deferred Sales Charge on the Fund’s Class A shares.

Updated Prospectus Web Address	https://www.campbell.com/systematicmacro
Accountant Change Statement [Text Block]	As of July 2025, the Fund engaged the services of independent registered public accounting firm PricewaterhouseCoopers LLP, replacing Ernst & Young LLP.
Accountant Change Date	Jul. 31, 2025
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Free Market U.S. Equity Fund
Class Name	Institutional Class
Trading Symbol	FMUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Free Market U.S. Equity Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 513-204-8000.
Additional Information Phone Number	513-204-8000
Additional Information Website	http://funddocs.filepoint.com/matsonmoney/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, the Fund provided a total return of 8.52% at net asset value. This compares with a return of 15.84% over the same period for the Fund’s primary benchmark, the Russell 3000® Total Return Index.
As a result of the Fund’s diversified investment approach, performance principally was determined by broad structural trends in equity markets rather than the behavior of a limited number of stocks. Among the most important factors explaining differences in the performance of diversified equity funds, like the Fund, are the size and value/growth characteristics of the underlying fund holdings. Size is measured by market capitalization and “value” classification is a function of stock price relative to one or more fundamental characteristics.
U.S. large cap stocks performed better than U.S. small cap stocks during the period. The S&P 500® Index returned 15.88%, the Russell 2500® Total Return Index returned 10.04%, and the Russell 2000® Index returned 8.17%. Furthermore, for the same time period, the Russell 1000® Value Index returned 9.33% while the Russell 2000® Value returned 5.83% for the twelve months ended August 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Free Market U.S. Equity Fund	8.52	14.84	10.16
Russell 3000 Total Return Index[1]	15.84	14.11	13.98
Russell 2500 Total Return Index	10.04	11.15	9.84
Composite Index[2]	9.90	12.93	10.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
Net Assets	$ 4,591,147,644
Holdings Count	9
Advisory Fees Paid, Amount	$ 20,459,573
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$4,591,147,644
Number of Holdings	9
Net Advisory Fee	$20,459,573
Portfolio Turnover	6%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
DFA US Small Cap Value Portfolio - Class Institutional	25.4%
Dimensional US Large Cap Value Portfolio III - Class Institutional	17.2%
DFA US Micro Cap Portfolio - Class Institutional	15.1%
DFA US Small Cap Portfolio - Class Institutional	15.0%
iShares Core S&P 500 ETF	8.8%
iShares MSCI USA Value Factor ETF	6.8%
DFA US Large Company Portfolio - Class Institutional	5.9%
U.S. Large Cap Value Series	5.7%
Invesco Government & Agency Portfolio	0.1%

Top Sectors	(% of Net Assets)
US Large Cap Equity	44.4%
US Small Cap Equity	40.4%
US Micro Cap Equity	15.1%
Short Term and other Net Assets	0.1%

Updated Prospectus Web Address	visit http://funddocs.filepoint.com/matsonmoney/
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Free Market International Equity Fund
Class Name	Institutional Class
Trading Symbol	FMNEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Free Market International Equity Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 513-204-8000.
Additional Information Phone Number	513-204-8000
Additional Information Website	http://funddocs.filepoint.com/matsonmoney/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, the Fund provided a total return of 23.60% at net asset value. This compares with a return of 14.88% over the same period for the Fund’s primary benchmark, the MSCI World ex USA Index (Net Dividends), which captures large and mid-cap representation across 22 of 23 Developed Markets countries excluding the U.S.
As a result of the Fund’s diversified investment approach, performance principally was determined by broad structural trends in global equity markets rather than the behavior of a limited number of stocks. Among the most important factors explaining differences in the behavior of diversified international equity funds, like the Fund, are company size and company value/growth characteristics of the underlying fund holdings and broad exposure to emerging market equities.
International value stocks fared better than international growth stocks during the fiscal year. The MSCI EAFE Value Index increased by 22.65%, while the MSCI EAFE Small Cap Value Index returned 21.94% and the MSCI Emerging Markets Index returned 16.80%. Furthermore, the MSCI EAFE Small Cap Index returned 18.77% for the twelve months ended August 31, 2025, while the MSCI EAFE Index returned 13.87% for the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Free Market International Equity Fund	23.60	13.86	8.02
MSCI WORLD ex USA Index (Net Dividends)	14.88	10.50	7.63
Composite Index[1]	18.12	9.53	7.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
Net Assets	$ 3,814,803,257
Holdings Count	9
Advisory Fees Paid, Amount	$ 16,544,729
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$3,814,803,257
Number of Holdings	9
Net Advisory Fee	$16,544,729
Portfolio Turnover	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
DFA International Small Cap Value Portfolio - Class Institutional	40.3%
DFA International Value Portfolio III - Class Institutional	16.6%
International Value Series	13.6%
Dimensional International Small Cap ETF	9.9%
iShares Core MSCI Emerging Markets ETF	5.1%
iShares Core MSCI EAFE ETF	4.9%
DFA Emerging Markets Small Cap Portfolio - Class Institutional	4.8%
DFA Emerging Markets Value Portfolio - Class Institutional	4.8%
Invesco Government & Agency Portfolio	0.1%

Top Sectors	(% of Net Assets)
Developed Small	50.2%
Developed Large	35.0%
Emerging Large	9.9%
Emerging Small	4.8%
Short Term and other Net Assets	0.1%

Updated Prospectus Web Address	visit http://funddocs.filepoint.com/matsonmoney/
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Free Market Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	FMFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Free Market Fixed Income Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 513-204-8000.
Additional Information Phone Number	513-204-8000
Additional Information Website	http://funddocs.filepoint.com/matsonmoney/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, the Fund returned 4.26%. This compares with a return of 3.14% over the same period for the Fund’s primary benchmark, the Bloomberg U.S. Aggregate Bond Index.
The Fund focuses on assets that invest in high quality and shorter-term government and corporate fixed income assets, both in the U.S. as well as international.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Free Market Fixed Income Fund	4.26	1.10	1.58
Bloomberg U.S. Aggregate Bond Index[1]	3.14	-0.68	1.80
FTSE Wolrd Government Bond Index 1-5 Yr Curr-Hedged USD	4.78	1.59	1.97
Composite Index[2]	4.16	1.10	1.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
Net Assets	$ 2,944,842,686
Holdings Count	9
Advisory Fees Paid, Amount	$ 14,235,182
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$2,944,842,686
Number of Holdings	9
Net Advisory Fee	$14,235,182
Portfolio Turnover	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
DFA Two-Year Global Fixed Income Portfolio - Class Institutional	25.0%
iShares 1-5 Year Investment Grade Corporate Bond ETF	24.0%
iShares Core International Aggregate Bond ETF	15.0%
DFA One-Year Fixed Income Portfolio - Class Institutional	14.4%
DFA Intermediate Government Fixed Income Portfolio - Class Institutional	6.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.0%
Dimensional Inflation-Protected Securities ETF	5.1%
DFA Short-Term Government Portfolio - Class Institutional	4.0%
Invesco Government & Agency Portfolio	0.6%

Top Sectors	(% of Net Assets)
Global	40.0%
US Corporate	30.0%
US Government	10.0%
Inflation Protected	5.1%
Short Term and other Net Assets	14.9%

Updated Prospectus Web Address	visit http://funddocs.filepoint.com/matsonmoney/
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Matson Money U.S. Equity VI Portfolio
Class Name	Institutional Class
Trading Symbol	FMVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matson Money U.S. Equity VI Portfolio (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 513-204-8000
Additional Information Phone Number	513-204-8000
Additional Information Website	http://funddocs.filepoint.com/matsonmoney/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, the Fund provided a total return of 7.94% at net asset value. This compares with a return of 15.84% over the same period for the Fund’s primary benchmark, the Russell 3000® Total Return Index.
As a result of the Fund’s diversified investment approach, performance principally was determined by broad structural trends in equity markets rather than the behavior of a limited number of stocks. Among the most important factors explaining differences in the performance of diversified equity funds, like the Fund, are the size and value/growth characteristics of the underlying fund holdings. Size is measured by market capitalization and “value” classification is a function of stock price relative to one or more fundamental characteristics.
U.S. large cap stocks performed better than U.S. small cap stocks during the period. The S&P 500® Index returned 15.88%, the Russell 2500® Total Return Index returned 10.04%, and the Russell 2000® Index returned 8.17%. Furthermore, for the same time period, the Russell 1000® Value Index returned 9.33% while the Russell 2000® Value returned 5.83% for the twelve months ended August 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Matson Money U.S. Equity VI Portfolio	7.94	14.72	9.94
Russell 3000 Total Return Index[1]	15.84	14.11	13.98
Russell 2500 Total Return Index	10.04	11.15	9.84
Composite Index[2]	9.90	12.93	10.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
Net Assets	$ 29,311,947
Holdings Count	8
Advisory Fees Paid, Amount	$ 137,205
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$29,311,947
Number of Holdings	8
Net Advisory Fee	$137,205
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Dimensional US Large Cap Value Portfolio III - Class Institutional	26.0%
DFA Investment VA U.S. Targeted Value Portfolio	15.2%
DFA US Small Cap Portfolio - Class Institutional	15.2%
DFA US Micro Cap Portfolio - Class Institutional	15.2%
DFA US Large Company Portfolio - Class Institutional	13.6%
DFA US Small Cap Value Portfolio - Class Institutional	10.2%
DFA Investment VA U.S. Large Value Portfolio	4.0%
STIT-Government & Agency Portfolio	0.9%

Top Sectors	(% of Net Assets)
US Large Cap Equity	43.5%
US Small Cap Equity	40.6%
US Micro Cap Equity	15.2%
Short Term and other Net Assets	0.7%

Updated Prospectus Web Address	visit http://funddocs.filepoint.com/matsonmoney/
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Matson Money International Equity VI Portfolio
Class Name	Institutional Class
Trading Symbol	FMVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matson Money International Equity VI Portfolio (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 513-204-8000.
Additional Information Phone Number	513-204-8000
Additional Information Website	http://funddocs.filepoint.com/matsonmoney/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$87	0.78%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, the Fund provided a total return of 22.54% at net asset value. This compares with a return of 14.88% over the same period for the Fund’s primary benchmark, the MSCI World ex USA Index (Net Dividends), which captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries excluding the U.S.
As a result of the Fund’s diversified investment approach, performance principally was determined by broad structural trends in global equity markets rather than the behavior of a limited number of stocks. Among the most important factors explaining differences in the behavior of diversified international equity funds, like the Fund, are company size and company value/growth characteristics of the underlying fund holdings and broad exposure to emerging market equities.
International value stocks fared better than international growth stocks during the fiscal year. The MSCI EAFE Value Index increased by 22.65%, while the MSCI EAFE Small Cap Value Index returned 21.94% and the MSCI Emerging Markets Index returned 16.80%. Furthermore, the MSCI EAFE Small Cap Index returned 18.77% for the twelve months ended August 31, 2025, while the MSCI EAFE Index returned 13.87% for the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Matson Money International Equity VI Portfolio	22.54	13.37	7.67
MSCI WORLD ex USA Index (Net Dividends)	14.88	10.50	7.63
Composite Index[1]	18.12	9.53	7.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
Net Assets	$ 22,483,984
Holdings Count	9
Advisory Fees Paid, Amount	$ 104,744
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$22,483,984
Number of Holdings	9
Net Advisory Fee	$104,744
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
DFA International Value Portfolio III - Class Institutional	30.2%
DFA International Small Cap Value Portfolio - Class Institutional	28.1%
DFA Investment VA International Small Portfolio	17.1%
iShares Core MSCI Emerging Markets ETF	5.2%
DFA Investment VA International Value Portfolio	5.1%
DFA Emerging Markets Small Cap Portfolio - Class Institutional	4.9%
DFA Emerging Markets Value Portfolio - Class Institutional	4.9%
iShares Core MSCI EAFE ETF	4.0%
STIT-Government & Agency Portfolio	1.0%

Top Sectors	(% of Net Assets)
Developed Small	45.1%
Developed Large	39.1%
Emerging Large	10.1%
Emerging Small	4.9%
Short Term and other Net Assets	0.8%

Updated Prospectus Web Address	visit http://funddocs.filepoint.com/matsonmoney/
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Matson Money Fixed Income VI Portfolio
Class Name	Institutional Class
Trading Symbol	FMVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matson Money Fixed Income VI Portfolio (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 513-204-8000.
Additional Information Phone Number	513-204-8000
Additional Information Website	http://funddocs.filepoint.com/matsonmoney/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, the Fund returned 4.04%. This compares with a return of 3.14% over the same period for the Fund’s primary benchmark, the Bloomberg U.S. Aggregate Bond Index.
The Fund focuses on assets that invest in high quality and shorter-term government and corporate fixed income assets, both in the U.S. as well as international.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Matson Money Fixed Income VI Portfolio	4.04	0.83	1.32
Bloomberg U.S. Aggregate Bond Index[1]	3.14	-0.68	1.80
FTSE World Government Bond Index 1-5 Yr Curr-Hedged USD	4.78	1.59	1.97
Composite Index[2]	4.16	1.10	1.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
Net Assets	$ 24,921,948
Holdings Count	11
Advisory Fees Paid, Amount	$ 126,507
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$24,921,948
Number of Holdings	11
Net Advisory Fee	$126,507
Portfolio Turnover	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
iShares 1-5 Year Investment Grade Corporate Bond ETF	24.3%
DFA Two-Year Global Fixed Income Portfolio - Class Institutional	15.2%
iShares Core International Aggregate Bond ETF	15.2%
DFA One-Year Fixed Income Portfolio - Class Institutional	11.6%
DFA Investment Global Bond Portfolio	10.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.1%
DFA Intermediate Government Fixed Income Portfolio - Class Institutional	6.1%
Dimensional Inflation-Protected Securities ETF	5.1%
DFA Short-Term Government Portfolio - Class Institutional	4.0%
DFA Investment VA Short-Term Fixed Income Portfolio	2.0%

Top Sectors	(% of Net Assets)
Global	40.4%
US Corporate	30.3%
US Government	10.1%
Inflation Protected	5.1%
Short Term and other Net Assets	14.1%

Updated Prospectus Web Address	visit http://funddocs.filepoint.com/matsonmoney/
Motley Fool Global Opportunities ETF [Member]
Shareholder Report [Line Items]
Fund Name	Motley Fool Global Opportunities ETF
Class Name	Motley Fool Global Opportunities ETF
Trading Symbol	TMFG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Motley Fool Global Opportunities ETF (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Global Opportunities ETF	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025 (the “period”), the Fund  underperformed its benchmark, the FTSE Global All Cap Net Tax Index (the “benchmark). The Fund achieved positive gains towards its investment objective of capital appreciation during an eventful year for global markets.
WHAT FACTORS INFLUENCED PERFORMANCE?
Investors navigated a volatile year that included a Presidential election and subsequent policy shifts, which created pockets of uncertainty, particularly around tariffs. Against this backdrop, individual stock selection was the primary driver of performance, as you might expect from a focused fund with fewer than 50 holdings compared to a benchmark with more than 9,000. While the majority of the Fund’s holdings generated positive returns, roughly three in five did not keep pace with the benchmark. The year also highlighted the impact of short-term market movements on relative returns; the Fund was outperforming the benchmark through the first three quarters of the period, but a challenging final three months of underperformance outweighed those earlier gains.
As long-term focused investors, we accept that this kind of short-term volatility is inherent in equity investing, and our process remains unchanged. Our investment decisions are solely focused on owning what we believe to be high-quality businesses with attractive long-term outlooks. The Fund’s resulting portfolio characteristics, such as being underweight the Information Technology sector and overweight the Industrials sector at period end, are byproducts of this bottom-up stock selection. The Fund’s Active Share of 94.5% further reflects this commitment to active management.

Top Contributors
↑	Axon Enterprise, Inc.
↑	Nintendo Co., Ltd.
↑	Brookfield Asset Management Ltd.

Top Detractors
↓	ICON plc
↓	Rentokil Initial plc
↓	Dr. Ing. h.c. F. Porsche AG

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Motley Fool Global Opportunities ETF (at Net Asset Value)**	10.59	7.11	11.05
FTSE Global All Cap (Fair Value 16.00) Net Tax (US RIC) Index	15.82	12.18	11.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fooletfs.com/our-funds for more recent performance information.
Net Assets	$ 401,373,607
Holdings Count	42
Advisory Fees Paid, Amount	$ 3,509,222
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$401,373,607
Number of Holdings	42
Net Advisory Fee	$3,509,222
Portfolio Turnover	15%
30-Day SEC Yield	0.74%
30-Day SEC Yield Unsubsidized	0.74%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Nintendo Co. Ltd.	6.1%
Amazon.com, Inc.	5.9%
Alphabet, Inc.	4.7%
Mastercard, Inc.	4.5%
Axon Enterprise, Inc.	4.2%
Waste Connections, Inc.	4.2%
Costco Wholesale Corp.	3.4%
International Container Terminal Services, Inc.	3.4%
Watsco, Inc.	3.2%
ICON PLC	3.0%

Top Sectors	(% of Net Assets)
Industrials	21.8%
Financials	17.8%
Consumer Discretionary	13.9%
Communication Services	13.5%
Information Technology	9.5%
Health Care	8.5%
Real Estate	6.4%
Consumer Staples	5.5%
Materials	1.9%
Cash & Other	1.2%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Manager or Portfolio Management Team: Tony Arsta has been added to the role of Chief Investment Officer in addition to being a named Portfolio Manager.
Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Mid-Cap Growth ETF [Member]
Shareholder Report [Line Items]
Fund Name	Motley Fool Mid-Cap Growth ETF
Class Name	Motley Fool Mid-Cap Growth ETF
Trading Symbol	TMFM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Motley Fool Mid-Cap Growth ETF (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Mid-Cap Growth ETF	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025 (the “period”), the Fund  underperformed its benchmark, the Russell Midcap Growth Total Return Index (the “benchmark”), despite achieving positive capital appreciation.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund saw divergent returns from its relatively limited number of holdings. While some individual companies performed very well, their positive contributions were weighed down by a significant number of detractors. In fact, of the 42 holdings held for at least a portion of the period, 23 generated negative returns for the Fund. A large part of the Fund’s relative performance can also be attributed to the outsized returns of two companies not held in the portfolio: Palantir Technologies Inc. (“Palantir”) and AppLovin Corporation (“AppLovin”).  Palantir’s stock more than quadrupled and AppLovin’s more than quintupled during the period. Their substantial growth meant both companies eventually became too large for the mid-cap benchmark and were removed during its June 2025 rebalance.
Despite this mixed performance from individual holdings, the Fund’s strategy remains unchanged. We continue to manage a focused portfolio, holding a selective number of companies that we believe offer high prospects for capital appreciation over a longer timeframe. This approach is evident in the Fund’s structure, which ended the period with an Active Share of 90.6%, with 49.9% of the Fund’s assets in the top ten holdings, and the allocation to just four sectors—Industrials,  Financials, Information, and Health Care—representing more than 83% of Fund assets at period end.

Top Contributors
↑	Axon Enterprise, Inc.
↑	StoneX Group Inc.
↑	Toast, Inc.

Top Detractors
↓	RXO, Inc.
↓	Eastman Chemical Co.
↓	The Cooper Companies, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Motley Fool Mid-Cap Growth ETF (at Net Asset Value)**	5.22	4.39	8.81
Russell 3000 Total Return Index	15.84	14.11	13.98
Russell Midcap Growth Total Return Index	26.42	11.01	12.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fooletfs.com/our-funds for more recent performance information.
Net Assets	$ 174,495,170
Holdings Count	35
Advisory Fees Paid, Amount	$ 1,623,391
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$174,495,170
Number of Holdings	35
Net Advisory Fee	$1,623,391
Portfolio Turnover	33%
30-Day SEC Yield	-0.26%
30-Day SEC Yield Unsubsidized	-0.26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
StoneX Group, Inc.	8.1%
Axon Enterprise, Inc.	6.0%
Broadridge Financial Solutions, Inc.	5.2%
Brown & Brown, Inc.	4.9%
Toast, Inc.	4.9%
Guidewire Software, Inc.	4.4%
Fastenal Co.	4.2%
Tyler Technologies, Inc.	4.1%
HealthEquity, Inc.	4.0%
QXO Inc	4.0%

Top Sectors	(% of Net Assets)
Industrials	30.4%
Financials	23.6%
Information Technology	15.6%
Health Care	14.0%
Real Estate	6.7%
Consumer Discretionary	4.8%
Consumer Staples	2.5%
Materials	0.5%
Cash & Other	1.9%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Tony Arsta has been added to the role of Chief Investment Officer in addition to being a named Portfolio Manager. Nathan Weisshaar has been added as a named Portfolio Manager on this Fund.

Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool 100 Index ETF [Member]
Shareholder Report [Line Items]
Fund Name	Motley Fool 100 Index ETF
Class Name	Motley Fool 100 Index ETF
Trading Symbol	TMFC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Motley Fool 100 Index ETF (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool 100 Index ETF	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025 (the “period”), the Fund outperformed its benchmark, the S&P 500 Total Return Index, while also closely tracking its underlying index, The Motley Fool 100 Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Investors navigated an eventful year that included a Presidential election and subsequent policy shifts, which created pockets of volatility, particularly around tariff uncertainty. Despite this choppy environment, the market proved resilient, supported by two powerful undercurrents: strong corporate earnings and continued investor enthusiasm for the long-term potential of artificial intelligence. A key development during the period was the broadening of market leadership. While the “Magnificent Seven” stocks (seven of the most influential and high-performing U.S.  technology-focused stocks) remained influential, a wider array of companies contributed to market performance.
The Fund’s specific sector exposures were a primary driver of its  outperformance. The Fund maintained a strategic concentration in the Communication Services, Information Technology, and Consumer Discretionary sectors, all of which posted strong returns for the period. On average, these three sectors represented approximately two-thirds of the Fund’s weight during the period, totaling more than 70% of Fund assets at the end of the period. This sector positioning was a significant factor in the Fund’s results.

Top Contributors
↑	NVIDIA Corp.
↑	Broadcom Inc.
↑	Tesla, Inc.

Top Detractors
↓	Eli Lilly and Company
↓	Apple Inc.
↓	Adobe Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/29/2018)
Motley Fool 100 Index ETF (at Net Asset Value)	22.63	15.19	17.74
S&P 500 Total Return Index	15.88	14.74	13.24
Motley Fool 100 Index	23.43	15.81	18.36

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fooletfs.com/our-funds for more recent performance information.
Net Assets	$ 1,641,816,290
Holdings Count	101
Advisory Fees Paid, Amount	$ 6,311,445
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$1,641,816,290
Number of Holdings	101
Net Advisory Fee	$6,311,445
Portfolio Turnover	31%
30-Day SEC Yield	0.08%
30-Day SEC Yield Unsubsidized	0.08%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
NVIDIA Corp.	10.9%
Microsoft Corp.	9.6%
Apple, Inc.	8.9%
Alphabet, Inc.	6.6%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc.	4.8%
Broadcom, Inc.	4.7%
Berkshire Hathaway, Inc.	3.6%
Tesla, Inc.	3.6%
JPMorgan Chase & Co.	2.8%

Top Sectors	(% of Net Assets)
Information Technology	42.2%
Communication Services	15.5%
Consumer Discretionary	14.3%
Financials	12.9%
Health Care	5.7%
Consumer Staples	4.2%
Industrials	3.3%
Real Estate	0.7%
Materials	0.6%
Cash & Other	0.6%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Manager or Portfolio Management Team: Tony Arsta has been added to the role of Chief Investment Officer in addition to being a named Portfolio Manager.
Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Small-Cap Growth ETF [Member]
Shareholder Report [Line Items]
Fund Name	Motley Fool Small-Cap Growth ETF
Class Name	Motley Fool Small-Cap Growth ETF
Trading Symbol	TMFS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Motley Fool Small-Cap Growth ETF (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Small-Cap Growth ETF	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025 (the “period”), the Fund outperformed its benchmark, the Russell 2000 Growth Total Return Index. The Fund’s total return finished remarkably close to the benchmark, a notable outcome given its focused portfolio of 30-40 holdings and an Active Share of 96.5% at period end.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s focused strategy, where a small number of companies are held, means that the performance of individual holdings has an outsized impact. This dynamic was clearly illustrated during the period, as the Fund’s focus worked both for and against returns. On the positive side, companies like StoneX Group, Inc. and Toast, Inc. were significant contributors to performance. These gains, however, were largely offset by the underperformance of other investments, such as RXO, Inc. and Ultragenyx Pharmaceutical, Inc.
This focused approach is a core part of the Fund’s strategy, which is evident in its portfolio structure. At the end of the period, for instance, the Fund’s top ten holdings represented 41.8% of its assets. The sector allocation was similarly focused, with just four sectors—Industrials, Information Technology, Financials, and Health Care—averaging more than 80% of Fund assets over the period and ending the period at 78%. We intend to maintain this relatively focused portfolio, with the goal of selecting holdings that we believe offer high prospects for capital appreciation.

Top Contributors
↑	StoneX Group, Inc.
↑	Toast, Inc.
↑	Inari Medical, Inc.

Top Detractors
↓	RXO, Inc.
↓	Ultragenyx Pharmaceutical Inc.
↓	Northern Oil and Gas, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/29/2018)
Motley Fool Small-Cap Growth ETF (at Net Asset Value)	10.26	3.67	10.49
Russell 3000 Total Return Index	15.84	14.11	15.22
Russell 2000 Growth Total Return Index	10.48	7.07	8.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fooletfs.com/our-funds for more recent performance information.
Net Assets	$ 79,087,617
Holdings Count	31
Advisory Fees Paid, Amount	$ 722,070
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$79,087,617
Number of Holdings	31
Net Advisory Fee	$722,070
Portfolio Turnover	40%
30-Day SEC Yield	-0.01%
30-Day SEC Yield Unsubsidized	-0.01%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
StoneX Group, Inc.	5.9%
Toast, Inc.	5.8%
GXO Logistics, Inc.	4.3%
Alphatec Holdings, Inc.	4.0%
Alarm.com Holdings, Inc.	3.9%
SiTime Corp.	3.8%
Herc Holdings, Inc.	3.6%
Frontdoor, Inc.	3.6%
Live Oak Bancshares, Inc.	3.5%
HealthEquity Inc	3.4%

Top Sectors	(% of Net Assets)
Industrials	25.5%
Information Technology	18.6%
Financials	17.7%
Health Care	16.6%
Consumer Discretionary	7.4%
Consumer Staples	3.3%
Materials	3.2%
Energy	3.1%
Real Estate	2.2%
Cash & Other	2.4%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Manager or Portfolio Management Team: Tony Arsta has been added to the role of Chief Investment Officer in addition to being a named Portfolio Manager.
Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Capital Efficiency 100 Index ETF [Member]
Shareholder Report [Line Items]
Fund Name	Motley Fool Capital Efficiency 100 Index ETF
Class Name	Motley Fool Capital Efficiency 100 Index ETF
Trading Symbol	TMFE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Motley Fool Capital Efficiency 100 Index ETF (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Capital Efficiency 100 Index ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025 (the “period”), the Fund generated a positive absolute return, though it trailed its benchmark, the S&P 500 Total Return Index (the “S&P 500”). The Fund closely tracked its underlying index, The Motley Fool Capital Efficiency 100 Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
The period included a Presidential election and subsequent policy shifts, which created market volatility, particularly around tariff uncertainty. Market conditions were supported by strong corporate earnings and continued investor interest in artificial intelligence. The Communication Services sector, which includes companies like Alphabet, Inc., Meta Platforms, Inc., and Netflix, Inc., was the top positive contributor to the Fund’s relative performance.
However, the Fund’s positioning within the Information Technology sector was the primary reason for its underperformance relative to the S&P 500. This was due to two factors inherent in the Fund’s strategy. First, at each quarterly rebalance, individual holdings are adjusted to a maximum of 4.8% of the Fund. This rule limited the Fund’s upside from strong benchmark performers like Nvidia Corp. and Microsoft Corp., but it beneficially limited exposure to Apple, Inc., which underperformed. Second, the Fund’s Capital Efficiency factor adjustment, despite its proven long-term track record, was not beneficial over the past 12 months. Companies like Nvidia Corp., Tesla, Inc., and Broadcom, Inc. were some of the market’s best-performing stocks, but their historical financial reports did not screen favorably from our factor’s perspective.

Top Contributors
↑	Netflix, Inc.
↑	Meta Platforms, Inc.
↑	Amazon.com, Inc.

Top Detractors
↓	Adobe Inc.
↓	Eli Lilly and Company
↓	UnitedHealth Group Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/30/2021)
Motley Fool Capital Efficiency 100 Index ETF (at Net Asset Value)	11.98	10.54
S&P 500 Total Return Index	15.88	10.21
Motley Fool Capital Efficiency 100 - Total Return Index	13.12	11.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fooletfs.com/our-funds for more recent performance information.
Net Assets	$ 103,404,913
Holdings Count	100
Advisory Fees Paid, Amount	$ 380,895
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$103,404,913
Number of Holdings	100
Net Advisory Fee	$380,895
Portfolio Turnover	33%
30-Day SEC Yield	0.22%
30-Day SEC Yield Unsubsidized	0.22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Alphabet, Inc.	6.0%
Apple, Inc.	5.4%
Mastercard, Inc.	5.1%
Amazon.com, Inc.	5.1%
Meta Platforms, Inc.	4.9%
Microsoft Corp.	4.8%
Visa, Inc.	4.8%
Walmart, Inc.	4.6%
Netflix, Inc.	4.5%
Eli Lilly & Co.	4.4%

Top Sectors	(% of Net Assets)
Information Technology	27.7%
Communication Services	16.9%
Consumer Discretionary	13.5%
Health Care	13.3%
Financials	10.3%
Consumer Staples	10.2%
Industrials	5.5%
Materials	2.4%
Cash & Other	0.2%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Manager or Portfolio Management Team: Tony Arsta has been added to the role of Chief Investment Officer in addition to being a named Portfolio Manager.
Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Next Index ETF [Member]
Shareholder Report [Line Items]
Fund Name	Motley Fool Next Index ETF
Class Name	Motley Fool Next Index ETF
Trading Symbol	TMFX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Motley Fool Next Index ETF (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Next Index ETF	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025 (the “period”), the Fund  underperformed its benchmark, the Russell Midcap Growth Total Return Index (the “benchmark”), while closely tracking its underlying index, The Motley Fool Next Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
The period included a Presidential election and subsequent policy shifts, which created market volatility. Uncertainty around tariffs and interest rates had a more pronounced impact on the medium and small-sized companies held by the Fund compared to larger corporations. While the market was supported by strong corporate earnings and interest in artificial intelligence (“AI”), many beneficiaries of the AI trend were large-cap stocks not represented in the Fund. On a positive note, the Fund’s holdings in the Communication Services, Energy, and Financials sectors were the most notable positive contributors to performance, though these three sectors combined represented only about 20% of the Fund’s assets.
The primary reason for the Fund’s underperformance can be attributed to the Information Technology sector, which represents nearly a quarter of the Fund’s assets and the benchmark. While the Fund’s tech holdings performed well, they trailed the benchmark due to the extraordinary returns of two companies not held by the Fund: Palantir Technologies, Inc. (“Plantir”) and AppLovin Corporation (“AppLovin”).  Palantir more than quadrupled and AppLovin more than quintupled during the period. The absence of these two outlier stocks was a significant driver of the Fund’s underperformance relative to the benchmark; excluding their impact, the Fund’s selections would have outperformed. Notably, both companies grew so large that they were removed from the benchmark index during its June 2025 rebalance.

Top Contributors
↑	Carvana Co.
↑	Ubiquiti Inc.
↑	Live Nation Entertainment, Inc.

Top Detractors
↓	Enphase Energy, Inc.
↓	BioMarin Pharmaceutical Inc.
↓	Moderna, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/30/2021)
Motley Fool Next Index ETF (at Net Asset Value)	18.03	2.01
Russell 3000 Total Return Index	15.84	9.38
Russell Midcap Growth Total Return Index	26.42	6.70
Motley Fool Next - Total Return Index	18.68	2.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fooletfs.com/our-funds for more recent performance information.
Net Assets	$ 33,202,045
Holdings Count	196
Advisory Fees Paid, Amount	$ 147,550
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$33,202,045
Number of Holdings	196
Net Advisory Fee	$147,550
Portfolio Turnover	27%
30-Day SEC Yield	0.05%
30-Day SEC Yield Unsubsidized	0.05%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Monolithic Power Systems, Inc.	1.9%
Sysco Corp.	1.8%
Live Nation Entertainment, Inc.	1.8%
HEICO Corp.	1.8%
Westinghouse Air Brake Technologies Corp.	1.6%
Tractor Supply Co.	1.5%
Ubiquiti, Inc.	1.5%
EQT Corp.	1.5%
Broadridge Financial Solutions, Inc.	1.4%
Astera Labs, Inc.	1.4%

Top Sectors	(% of Net Assets)
Information Technology	24.9%
Industrials	19.1%
Consumer Discretionary	14.2%
Financials	12.9%
Health Care	12.3%
Communication Services	6.5%
Consumer Staples	5.8%
Energy	1.7%
Real Estate	1.3%
Cash & Other	1.3%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Manager or Portfolio Management Team: Tony Arsta has been added to the role of Chief Investment Officer in addition to being a named Portfolio Manager.
Updated Prospectus Web Address	https://fooletfs.com/our-funds
Founders Class [Member]
Shareholder Report [Line Items]
Fund Name	Optima Strategic Credit Fund
Class Name	Founders Class Shares
Trading Symbol	OPTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-866-239-2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the current reporting period.
Additional Information Phone Number	1-866-239-2026
Additional Information Website	https://rbbfund.com/additional-fund-information/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Founders Class Shares	$201	1.93%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund employs a systematic model to determine its market stance.   During “risk-on” periods, the Fund takes a long position in high-yield credit, while in “risk-off” periods, it exits the market and allocates capital to money market funds and treasury bills. Over the past year, the model signaled a risk-on stance for most of the period, which significantly influenced performance. Returns were primarily driven by the Fund’s exposure to high-yield markets through  HY CDX swaps. Specifically, the Fund was long credit from September 2024 to late January 2025, and again from early May 2025 through year-end. During the interim period between January 2025 and May 2025, when the Fund was out of the market, returns were generated from treasury bills and money market funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2021)
Founders Class Shares (without sales charge)	8.10	3.49
Bloomberg U.S. Universal Total Return Index	3.72	-0.14
Markit CDX.NA.HY 5Y Long Total Return Index	9.54	8.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://rbbfund.com/additional-fund-information/ for more recent performance information.
Net Assets	$ 36,155,104
Holdings Count	4
Advisory Fees Paid, Amount	$ 135,768
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$36,155,104
Number of Holdings	4
Net Advisory Fee	$135,768
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(%) of net assets
iShares iBoxx $ High Yield Corporate Bond ETF	29.0%
United States Treasury Note/Bond	27.9%
First American Treasury Obligations Fund - Class X	25.8%
MARKIT CDX.NA.HY.44 06/30 (SELL PROTECTION)	2.1%

Top Sectors	(%) of net assets
U.S. Government	27.9%
Cash & Other	72.1%

Material Fund Change [Text Block]
Other Material Fund Changes:
The Fund’s Board of Directors has approved the reorganization (the “Reorganization”) of the Fund into a newly created series of Investment managers Series Trust II. The Reorganization of the Fund is subject to approval by shareholders. If approved by shareholders, the Reorganization is currently expected to take effect in the first quarter of 2026.
This annual shareholder report contains important information about the Fund for the period of  September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-866-239-2026. This report describes changes to the Fund that occurred during the current reporting period.

Updated Prospectus Phone Number	1-866-239-2026
Updated Prospectus Web Address	https://rbbfund.com/additional-fund-information/
SGI U.S. Large Cap Core ETF [Member]
Shareholder Report [Line Items]
Fund Name	SGI US Large Cap Core ETF
Class Name	SGI US Large Cap Core ETF
Trading Symbol	SGLC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI US Large Cap Core ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI US Large Cap Core ETF	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period, equity markets were driven by strong performance among a narrow group of large-cap growth stocks—often referred to as the “Magnificent Seven.” Market leadership remained concentrated in these mega-cap technology and consumer-related companies, while the broader market advanced at a slower pace. Against this backdrop, the Fund’s results reflected both positive and negative contributions from factor exposures and sector positioning.
From a factor perspective, the Fund experienced mixed attribution effects. Positive contributions came from exposures to size, long-term reversal, momentum, and leverage, as these characteristics were rewarded in a market environment that favored established companies with sustained price strength and balance sheet flexibility. Conversely, the Fund’s exposures to beta, profitability, residual volatility, and valuation detracted from relative performance. Lower-beta and more attractively valued stocks underperformed as investors continued to favor higher-growth, higher-volatility names, while weaker profitability trends among certain holdings also weighed on results.
At the industry level, attribution was similarly mixed. The Fund’s exposure to Communication Services contributed positively, supported by strength in select media and technology platform companies. In contrast, exposures within Healthcare and Information Technology detracted, driven by weaker relative performance and less favorable stock selection in those sectors.
Additionally, the Fund’s broad diversification across the market modestly hurt performance, as returns were concentrated among a small number of mega-cap stocks. While the Fund’s core approach provided exposure to a wide array of large-cap companies, the high concentration of market gains among the “Mag 7” limited the relative benefit of diversification during the period.
Overall, the Fund’s performance reflected a market environment dominated by concentrated large-cap growth leadership, in which selective factor exposures—particularly momentum and size—added value, while lower-beta and valuation-oriented factors proved less effective.
WHAT FACTORS INFLUENCED PERFORMANCE?
Exposure to credit-sensitive sectors weighed on the Master Portfolio’s performance relative to the benchmark over the period, most notably U.S. high yield corporate bonds and Asian corporate bonds. Exposure to securitized assets also detracted from performance.
Positive contributions to relative performance were led by active positioning with respect to duration and corresponding interest rate sensitivity as Treasury yields moved higher over the 2nd and 3rd quarter of 2022. Absolute return and macro strategies also contributed to performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/30/2023)
SGI US Large Cap Core ETF	9.99	20.57
S&P 500	15.88	22.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 94,599,834
Holdings Count	126
Advisory Fees Paid, Amount	$ 784,552
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$94,599,834
Number of Holdings	126
Net Advisory Fee	$784,552
Portfolio Turnover	145%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	8.7%
Microsoft Corp.	6.5%
Alphabet, Inc.	5.9%
Apple, Inc.	4.4%
Meta Platforms, Inc.	3.6%
Mastercard, Inc.	3.6%
Amazon.com, Inc.	3.1%
Costco Wholesale Corp.	2.6%
Fox Corp.	2.3%
Progressive Corp.	2.1%

Top Sectors	(% of Net Assets)
Technology	32.1%
Communications	19.8%
Financial	13.3%
Consumer, Non-cyclical	11.5%
Consumer, Cyclical	7.5%
Industrial	6.8%
Utilities	3.9%
Energy	2.4%
Basic Materials	1.7%
Cash & Other	1.0%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
SGI Dynamic Tactical ETF [Member]
Shareholder Report [Line Items]
Fund Name	SGI Dynamic Tactical ETF
Class Name	SGI Dynamic Tactical ETF
Trading Symbol	DYTA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Dynamic Tactical ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Dynamic Tactical ETF	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period, global equity markets were characterized by strong performance among large-cap growth stocks, particularly within the technology and communication services sectors. Market leadership remained highly concentrated in a small number of mega-cap names—the so-called “Magnificent Seven”—while many other areas of the market experienced more modest returns. Against this backdrop, the Fund’s performance reflected both the impact of these concentrated market dynamics and the allocation decisions within its underlying funds.
As a fund of funds, the Fund’s results were influenced by the model’s allocations across equity, fixed income, and other asset classes, as well as regional and style exposures. The Fund’s relative underperformance was largely attributable to its lower exposure to international markets and limited participation in large-cap, growth-oriented technology stocks, which led the market during the period. In contrast, the Fund’s allocations to diversified equity strategies and valuation-oriented factors provided some support, as more attractively priced and income-generating holdings helped to offset portions of the growth-led headwind.
From a regional perspective, the Fund’s emphasis on U.S. exposure was a modest detractor, as non-U.S. markets in Asia Pacific and EMEA outperformed at various points during the year. The Fund’s global diversification within its underlying holdings helped mitigate some of this effect, though overall results trailed strategies with heavier exposure to mega-cap growth stocks.
Because the Fund is a fund of funds ETF, underlying fund selection and model allocation played an important role in overall performance. The Fund maintained a disciplined approach consistent with its long-term objective, emphasizing broad diversification, prudent risk management, and adherence to its strategic allocation model. However, the market’s narrow concentration in a small number of large growth stocks limited the benefit of that diversification during the period.
Overall, the Fund’s performance reflected a year dominated by growth and large-cap leadership. The Fund’s diversified, model-based approach provided broad market exposure and risk balance but lagged relative to benchmarks driven by concentrated mega-cap gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/29/2023)
SGI Dynamic Tactical ETF	3.25	10.50
S&P 500 Index	15.88	23.26
75% S&P 500 TR/25% Bloomberg Aggregate Bond	12.70	18.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 65,650,292
Holdings Count	7
Advisory Fees Paid, Amount	$ 594,356
Investment Company, Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$65,650,292
Number of Holdings	7
Net Advisory Fee	$594,356
Portfolio Turnover	108%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
SGI Enhanced Core ETF	28.4%
iShares Core U.S. Aggregate Bond ETF	20.7%
SGI U.S. Large Cap Core ETF	20.4%
iShares Edge MSCI Min Vol USA ETF	15.5%
SPDR Gold Shares	5.4%
iShares Treasury Floating Rate Bond ETF	4.4%
WisdomTree Floating Rate Treasury Fund	4.4%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
Class I [Member]
Shareholder Report [Line Items]
Fund Name	SGI U.S. Large Cap Equity Fund
Class Name	Class I
Trading Symbol	SILVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$100	0.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From a factor perspective, the Fund’s higher exposure to lower-beta stocks detracted from relative performance, as investors favored higher-risk, higher-growth equities. The Fund’s value orientation also weighed on results, as growth stocks materially outperformed value during the period. In addition, exposure to residual volatility negatively impacted performance, as higher-volatility stocks generally led the market. The Fund’s underweight to large-capitalization companies further detracted from returns, as the largest stocks—particularly in the technology sector—significantly outperformed smaller peers.
WHAT FACTORS INFLUENCED PERFORMANCE?
Conversely, the Fund benefited from positive contributions associated with its higher exposure to liquidity, leverage, and earnings yield factors. These characteristics were rewarded in the prevailing market environment and helped offset some of the negative effects from other exposures.
At the sector level, both allocation and selection effects were favorable in Communication Services, Consumer Discretionary, and Utilities, while Healthcare, Consumer Staples, and Energy detracted from relative results.
Overall, the Fund’s performance reflected a market that strongly rewarded growth, large-capitalization leadership, and higher volatility—conditions that were less favorable for the Fund’s lower-beta[1], value-oriented investment profile.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	3.30	8.13	10.21
S&P 500 Index TR	15.88	14.74	14.60
S&P 500 Low Volatility Index TR	5.48	8.52	9.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 225,133,667
Holdings Count	96
Advisory Fees Paid, Amount	$ 1,575,243
Investment Company, Portfolio Turnover	171.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$225,133,667
Number of Holdings	96
Net Advisory Fee	$1,575,243
Portfolio Turnover	171%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
Arista Networks, Inc.	3.9%
Mastercard, Inc.	3.8%
Colgate-Palmolive Co.	3.6%
Progressive Corp.	3.5%
Meta Platforms, Inc.	3.3%
Home Depot, Inc.	3.3%
Automatic Data Processing, Inc.	3.2%
Costco Wholesale Corp.	3.1%
Packaging Corp. of America	3.1%
NiSource, Inc.	3.0%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	31.7%
Financial	13.8%
Communications	13.9%
Technology	10.3%
Utilities	9.3%
Consumer, Cyclical	9.2%
Industrial	9.1%
Energy	1.5%
Basic Materials	0.9%
Cash & Other	0.3%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
Class A [Member]
Shareholder Report [Line Items]
Fund Name	SGI U.S. Large Cap Equity Fund
Class Name	Class A
Trading Symbol	LVOLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$125	1.23%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From a factor perspective, the Fund’s higher exposure to lower-beta stocks detracted from relative performance, as investors favored higher-risk, higher-growth equities. The Fund’s value orientation also weighed on results, as growth stocks materially outperformed value during the period. In addition, exposure to residual volatility negatively impacted performance, as higher-volatility stocks generally led the market. The Fund’s underweight to large-capitalization companies further detracted from returns, as the largest stocks—particularly in the technology sector—significantly outperformed smaller peers.
WHAT FACTORS INFLUENCED PERFORMANCE?
Conversely, the Fund benefited from positive contributions associated with its higher exposure to liquidity, leverage, and earnings yield factors. These characteristics were rewarded in the prevailing market environment and helped offset some of the negative effects from other exposures.
At the sector level, both allocation and selection effects were favorable in Communication Services, Consumer Discretionary, and Utilities, while Healthcare, Consumer Staples, and Energy detracted from relative results.
Overall, the Fund’s performance reflected a market that strongly rewarded growth, large-capitalization leadership, and higher volatility—conditions that were less favorable for the Fund’s lower-beta[1], value-oriented investment profile.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/29/2015)
Class A (without sales charge)	3.13	7.88	9.41
Class A (with sales charge)	-2.30	6.71	8.81
S&P 500 Index TR	15.88	14.74	14.15
S&P 500 Low Volatility Index TR	5.48	8.52	9.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 225,133,667
Holdings Count	96
Advisory Fees Paid, Amount	$ 1,575,243
Investment Company, Portfolio Turnover	171.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$225,133,667
Number of Holdings	96
Net Advisory Fee	$1,575,243
Portfolio Turnover	171%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
Arista Networks, Inc.	3.9%
Mastercard, Inc.	3.8%
Colgate-Palmolive Co.	3.6%
Progressive Corp.	3.5%
Meta Platforms, Inc.	3.3%
Home Depot, Inc.	3.3%
Automatic Data Processing, Inc.	3.2%
Costco Wholesale Corp.	3.1%
Packaging Corp. of America	3.1%
NiSource, Inc.	3.0%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	31.7%
Financial	13.8%
Communications	13.9%
Technology	10.3%
Utilities	9.3%
Consumer, Cyclical	9.2%
Industrial	9.1%
Energy	1.5%
Basic Materials	0.9%
Cash & Other	0.3%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
Class C [Member]
Shareholder Report [Line Items]
Fund Name	SGI U.S. Large Cap Equity Fund
Class Name	Class C
Trading Symbol	SGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$200	1.98%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From a factor perspective, the Fund’s higher exposure to lower-beta stocks detracted from relative performance, as investors favored higher-risk, higher-growth equities. The Fund’s value orientation also weighed on results, as growth stocks materially outperformed value during the period. In addition, exposure to residual volatility negatively impacted performance, as higher-volatility stocks generally led the market. The Fund’s underweight to large-capitalization companies further detracted from returns, as the largest stocks—particularly in the technology sector—significantly outperformed smaller peers.
WHAT FACTORS INFLUENCED PERFORMANCE?
Conversely, the Fund benefited from positive contributions associated with its higher exposure to liquidity, leverage, and earnings yield factors. These characteristics were rewarded in the prevailing market environment and helped offset some of the negative effects from other exposures.
At the sector level, both allocation and selection effects were favorable in Communication Services, Consumer Discretionary, and Utilities, while Healthcare, Consumer Staples, and Energy detracted from relative results.
Overall, the Fund’s performance reflected a market that strongly rewarded growth, large-capitalization leadership, and higher volatility—conditions that were less favorable for the Fund’s lower-beta[1], value-oriented investment profile.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2015)
Class C (without sales charge)	2.31	7.06	8.89
S&P 500 Index TR	15.88	14.74	14.63
S&P 500 Low Volatility Index TR	5.48	8.52	9.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 225,133,667
Holdings Count	96
Advisory Fees Paid, Amount	$ 1,575,243
Investment Company, Portfolio Turnover	171.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$225,133,667
Number of Holdings	96
Net Advisory Fee	$1,575,243
Portfolio Turnover	171%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
Arista Networks, Inc.	3.9%
Mastercard, Inc.	3.8%
Colgate-Palmolive Co.	3.6%
Progressive Corp.	3.5%
Meta Platforms, Inc.	3.3%
Home Depot, Inc.	3.3%
Automatic Data Processing, Inc.	3.2%
Costco Wholesale Corp.	3.1%
Packaging Corp. of America	3.1%
NiSource, Inc.	3.0%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	31.7%
Financial	13.8%
Communications	13.9%
Technology	10.3%
Utilities	9.3%
Consumer, Cyclical	9.2%
Industrial	9.1%
Energy	1.5%
Basic Materials	0.9%
Cash & Other	0.3%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
Class I Shares [Member]
Shareholder Report [Line Items]
Fund Name	SGI Global Equity Fund
Class Name	Class I
Trading Symbol	SGLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Global Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$85	0.84%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period, global equity markets produced mixed results across regions, with strong relative performance in Asia Pacific and EMEA markets offset by more moderate gains in North America. Currency movements also played a role in overall returns, with U.S. dollar strength benefiting the Fund’s exposures. Against this backdrop, the Fund’s results reflected varied contributions across regional, currency, industry, and style factors.
WHAT FACTORS INFLUENCED PERFORMANCE?
From a country perspective, attribution was positive, as the Fund’s allocations to Asia Pacific and EMEA markets added value. Conversely, North America detracted from relative performance, as market leadership there was concentrated among a narrow group of large-cap growth stocks that the Fund held at below-benchmark weights. The Fund’s exposure to the U.S. dollar also contributed positively, as the currency strengthened against most major counterparts during the period.
In terms of industry and style factors, the Fund experienced mixed effects. Within style, exposure to lower-beta and lower-growth stocks detracted from returns, as investors favored higher-growth and higher-volatility names. However, positive contributions arose from exposures to dividend yield, earnings yield, variability, and valuation, which collectively benefited performance amid an environment that continued to reward income-generating and attractively valued companies.
Overall, the Fund’s performance during the fiscal year reflected both favorable regional positioning and positive currency effects, partly offset by headwinds from its lower-beta[1] and value-oriented style exposures in an environment that continued to favor growth and momentum factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional (without sales charge)	2.99	6.91	6.24
S&P Global BMI TR	16.15	12.14	11.24
MSCI ACWI Net Total Return Index (USD)	15.79	12.00	11.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 94,160,202
Holdings Count	108
Advisory Fees Paid, Amount	$ 479,867
Investment Company, Portfolio Turnover	184.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$94,160,202
Number of Holdings	108
Net Advisory Fee	$479,867
Portfolio Turnover	184%
30-Day SEC Yield	1.14%
30-Day SEC Yield Unsubsidized	0.97%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
National Fuel Gas Co.	3.4%
Unilever PLC	3.0%
Colgate-Palmolive Co.	2.9%
PepsiCo, Inc.	2.7%
Waste Management, Inc.	2.4%
Cardinal Health, Inc.	2.3%
HDFC Bank Ltd.	2.1%
CME Group, Inc.	2.1%
Cencora, Inc.	2.1%
National Grid PLC	2.1%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	29.0%
Communications	18.7%
Financial	16.4%
Utilities	11.8%
Industrial	8.3%
Technology	7.6%
Consumer, Cyclical	2.8%
Basic Materials	2.4%
Energy	1.1%
Cash & Other	1.9%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
Class I Shares [Member]
Shareholder Report [Line Items]
Fund Name	SGI Small Cap Core Fund
Class Name	Class I
Trading Symbol	BOGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Small Cap Core Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$127	1.23%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period, equity markets were dominated by strong gains among large-capitalization growth stocks, particularly within technology and communication services. In contrast, the small-cap segment of the market experienced more muted returns, as investors favored larger, more liquid companies and concentrated leadership in a handful of mega-cap names. Against this backdrop, the Fund’s relative results reflected both the challenges of the small-cap environment and the benefits of effective stock selection within the portfolio.
WHAT FACTORS INFLUENCED PERFORMANCE?
From a factor perspective, the Fund’s stock selection contributed positively to performance, as several holdings outperformed their small-cap peers. However, style exposures detracted. The Fund’s tilt toward lower-beta[1], less liquid, and smaller-cap stocks weighed on results in a market environment that rewarded size, growth, and volatility. Offsetting these  headwinds were positive contributions from earnings yield, residual volatility, profitability, and momentum factors, as stocks exhibiting strong fundamentals and sustained price trends were rewarded during the period.
At the industry level, attribution was mixed. Consumer Discretionary, Energy, and Healthcare exposures detracted from relative performance, reflecting both sector underperformance and weaker stock selection within those areas. Conversely, positive contributions came from Financials, Utilities, Industrials, and Communication Services, where sector positioning and stock selection added value.
Overall, the Fund’s performance reflected a market environment that favored large-cap growth and higher volatility, which presented headwinds for small-cap strategies. Nonetheless, the Fund’s positive stock selection and beneficial exposures to earnings yield, profitability, and momentum helped mitigate some of the broader style and size challenges during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional (without sales charge)	5.87	11.90	9.35
S&P Composite 1500 TR	15.06	14.57	14.22
S&P 600 (TR)	3.51	11.64	9.53
Russell 3000 Total Return	15.84	14.11	13.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 121,010,539
Holdings Count	207
Advisory Fees Paid, Amount	$ 1,046,578
Investment Company, Portfolio Turnover	168.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$121,010,539
Number of Holdings	207
Net Advisory Fee	$1,046,578
Portfolio Turnover	168%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
National Fuel Gas Co.	1.2%
Mueller Industries, Inc.	1.1%
SkyWest, Inc.	1.1%
Cavco Industries, Inc.	1.1%
Popular, Inc.	1.1%
PROG Holdings, Inc.	1.1%
Enova International, Inc.	1.1%
Newmark Group, Inc.	1.1%
Cal-Maine Foods, Inc.	1.1%
Valmont Industries, Inc.	1.1%

Top Sectors	(% of net assets)
Financial	24.3%
Consumer, Non-cyclical	19.8%
Industrial	15.7%
Consumer, Cyclical	10.1%
Technology	7.5%
Communications	7.1%
Basic Materials	5.1%
Utilities	4.6%
Energy	4.0%
Cash & Other	1.8%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
Class I Shares [Member]
Shareholder Report [Line Items]
Fund Name	SGI Peak Growth Fund
Class Name	Class I
Trading Symbol	SGPKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Peak Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$112	1.08%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period, global equity markets experienced strong gains, led by large-capitalization growth stocks and concentrated leadership among technology-oriented sectors. The market environment favored higher-risk, higher-growth exposures, as investors responded to moderating inflation pressures, resilient corporate earnings, and optimism around innovation-driven themes such as artificial intelligence. As a fund of funds, the Fund’s performance reflected not only these market conditions but also the model’s allocations across underlying funds, regions, and investment styles.
WHAT FACTORS INFLUENCED PERFORMANCE?
From a style and factor attribution standpoint, the Fund’s results were mixed. The model’s emphasis on growth-oriented and higher-beta exposures provided a tailwind in an environment that rewarded risk taking. However, periods of factor rotation and short-term volatility limited the extent of these benefits, as certain higher-beta and momentum strategies gave back gains during market pullbacks. Relative performance was modestly constrained by lower exposure to value and dividend-oriented factors, which outperformed briefly during select defensive periods. At the same time, positive contributions from earnings yield, valuation, and variability factors helped balance results.
From a geographic perspective, the Fund’s allocations to global and international equities were a positive contributor, as Asia Pacific and EMEA markets outperformed U.S. equities at times during the year. The Fund’s global diversification and participation in non-U.S. opportunities enhanced overall returns. Conversely, modest underweights to certain U.S. large-cap growth segments limited participation in the strongest parts of the domestic market rally.
Because the Fund is a fund of funds, underlying fund selection and allocation decisions also influenced returns. The model’s positioning toward equity-heavy, high-growth underlying strategies supported performance and aligned with the Fund’s aggressive growth objective. Timing and relative weightings across growth, core, and international managers generally added value during the period.
Overall, the Fund’s performance reflected a market dominated by growth, innovation, and large-cap leadership. The Fund’s model positioning toward higher-beta[1], globally diversified, and growth-focused exposures was broadly aligned with these trends, supporting positive relative results over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/08/2020)
Class I (without sales charge)	7.36	6.76	8.30
S&P 500 Index TR	15.88	14.74	15.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 50,008,577
Holdings Count	7
Advisory Fees Paid, Amount	$ 258,977
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$50,008,577
Number of Holdings	7
Net Advisory Fee	$258,977
Portfolio Turnover	81%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
SGI U.S. Large Cap Core ETF	19.6%
SPDR Portfolio Developed World ex-US ETF	18.8%
SGI Enhanced Nasdaq-100 ETF	18.4%
SGI Small Cap Core Fund	12.0%
SPDR Portfolio Emerging Markets ETF	9.9%
SGI Dynamic Tactical ETF	9.8%
SGI Enhanced Core ETF	9.7%

Top Sectors	(% of net assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
Class I Shares [Member]
Shareholder Report [Line Items]
Fund Name	SGI Prudent Growth Fund
Class Name	Class I
Trading Symbol	SGPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Prudent Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$118	1.16%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period, global equity markets broadly favored growth, large-cap, and globally diversified stocks, resulting in headwinds for strategies that underweighted these exposures. As a fund of funds, the Fund’s performance reflected not only market direction but also the choices made in model allocations among underlying funds, regions, and investment styles.
WHAT FACTORS INFLUENCED PERFORMANCE?
From a style and factor attribution standpoint, the Fund’s relative underperformance was affected by its exposure to value-oriented or lower-growth positions. In a market environment where growth stocks led, the Fund’s tilt towards downside protection and value resulted in negative attribution. The lack of meaningful exposure to high-beta securities also detracted, especially when such stocks outpaced the broader market. On the positive side, the Fund’s allocations to dividend yield, earnings yield, valuation, and variability (volatility measures) provided some support, as investors rewarded more stable, attractively valued names over the period.
Geographically, the Fund’s somewhat lower global equity exposure (i.e. higher domestic emphasis) was a drag, given that many non-U.S. markets outperformed U.S. equities during parts of the period. The model’s allocation to foreign equity and emerging markets generally lagged, reducing participation in those returns. Attribution shows positive contributions from Asia, EMEA or other regions.
Because the Fund is a fund of funds, underlying fund selection and timing also influenced returns. The model’s choices among underlying equity, fixed income, and balanced funds—in terms of sector tilts, regional biases, and factor exposures—interacted with the prevailing environment in a positive manner, favoring a moderate-aggressive position having more equity exposure.
Overall, the Fund’s performance was shaped by a market regime favoring growth, global leadership, and higher-beta[1]. The Fund’s model orientation toward value, more moderate-aggressive growth exposure, and moderate global allocations placed it at a relative disadvantage, though its allocations to yield- and valuation-oriented factors were advantageous.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/08/2020)
Class I (without sales charge)	3.95	4.51	5.48
S&P 500 Index TR	15.88	14.74	15.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 49,245,627
Holdings Count	12
Advisory Fees Paid, Amount	$ 285,824
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$49,245,627
Number of Holdings	12
Net Advisory Fee	$285,824
Portfolio Turnover	21%
30-Day SEC Yield	0.63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
SGI U.S. Large Cap Equity Fund	29.0%
SGI Enhanced Core ETF	14.5%
iShares Core U.S. Aggregate Bond ETF	11.3%
SGI Global Equity Fund	10.7%
SGI Enhanced Global Income ETF	10.0%
SGI Small Cap Core Fund	8.3%
SGI Dynamic Tactical ETF	4.9%
SGI U.S. Large Cap Core ETF	4.0%
SPDR Blackstone Senior Loan ETF	1.9%
SPDR Bloomberg Emerging Markets Local Bond ETF	1.5%

Top Sectors	(% of net assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
SGI Enhanced Core ETF [Member]
Shareholder Report [Line Items]
Fund Name	SGI Enhanced Core ETF
Class Name	SGI Enhanced Core ETF
Trading Symbol	USDX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Enhanced Core ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Enhanced Core ETF	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period, short-term interest rates remained elevated as global central banks maintained restrictive monetary policies in response to lingering inflationary pressures. This environment supported attractive yields in money market instruments, providing a strong foundation for the Fund’s collateral holdings. The Fund  seeks to generate income in excess of prevailing money market rates through an enhanced income strategy utilizing short-dated, extremely low-delta options (“0DTE” options).
Over the fiscal year, the Fund successfully achieved its objective of producing enhanced income above traditional money market yields. The Fund’s results reflected steady income contributions from its money market collateral combined with incremental premium income derived from its 0DTE options overlay. By systematically writing extremely low-delta, short-term options, the Fund generated consistent premium income while maintaining a conservative risk profile and limited directional exposure.
Overall, the Fund’s performance for the fiscal year was strong and consistent with its investment objective. The enhanced income strategy effectively complemented the stability of the money market collateral, allowing the Fund to deliver attractive income results with a disciplined, risk-managed approach.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2024)
SGI Enhanced Core ETF	6.34	6.97
S&P U.S. Aggregate Bond Index	3.42	5.51
S&P 500 Index	15.88	19.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 489,091,608
Holdings Count	14
Advisory Fees Paid, Amount	$ 3,029,231
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$489,091,608
Number of Holdings	14
Net Advisory Fee	$3,029,231
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Vanguard Treasury Money Market Fund	36.9%
Vanguard Federal Money Market Fund	36.9%
PIMCO Government Money Market Fund	5.0%
Fidelity Government Cash Reserves	5.0%
First American Government Obligations Fund	0.6%
T Rowe Price US Treasury Money Fund, Inc.	0.0%
JPMorgan Liquid Assets Money Market Fund	0.0%
S&P 500 Index	0.0%

Top Sectors	(% of Net Assets)
Finance and Insurance	0.0%
Cash & Other	100.0%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
SGI Enhanced Global Income ETF [Member]
Shareholder Report [Line Items]
Fund Name	SGI Enhanced Global Income ETF
Class Name	SGI Enhanced Global Income ETF
Trading Symbol	GINX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Enhanced Global Income ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Enhanced Global Income ETF	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period, global equity markets produced mixed returns across regions, with developed international markets generally outperforming North America. The Fund, which invests primarily in global income-oriented companies and employs an options overlay strategy to generate enhanced income, benefited from both regional positioning and favorable income generation during the period.
From a regional perspective, attribution was positive, driven by strong results in Asia Pacific, EMEA, and Western Europe. These gains more than offset weaker performance in Latin America and North America, where returns were concentrated in a small group of large-cap growth stocks. The Fund’s exposure to the U.S. dollar also contributed positively, as the currency strengthened against most major counterparts during the fiscal year.
From a style and factor standpoint, results were broadly favorable. Positive contributions came from exposures to dividend yield, earnings yield, size, valuation, variability, and residual volatility, as investors favored attractively valued, income-generating companies with strong fundamentals. Conversely, exposures to beta, growth, and momentum detracted, as higher-growth and higher-volatility stocks led the broader market. The Fund’s enhanced income strategy, which involves collecting option premiums from short-dated contracts, added positively to total return and contributed to consistent income generation during the period.
At the industry level, attribution was mixed. Negative attribution came from Healthcare, Energy, and Consumer Staples, where performance lagged and sector selection detracted from relative results. Positive contributions came from Communication Services, Financials, and Industrials, reflecting both favorable sector performance and effective stock selection.
Overall, the Fund’s performance reflected a market environment favoring growth and large-cap leadership, while the Fund’s focus on global income-oriented equities, combined with its options-based income enhancement strategy, provided steady return contributions and positive income results amid a concentrated market backdrop.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2024)
SGI Enhanced Global Income ETF	13.11	14.21
S&P Global BMI TR	16.15	18.29
S&P 500 Index	15.88	19.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 83,385,165
Holdings Count	127
Advisory Fees Paid, Amount	$ 758,686
Investment Company, Portfolio Turnover	231.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$83,385,165
Number of Holdings	127
Net Advisory Fee	$758,686
Portfolio Turnover	231%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
WisdomTree Emerging Markets High Dividend Fund	3.5%
Banco Bilbao Vizcaya Argentaria SA	3.2%
iShares Emerging Markets Dividend ETF	3.1%
Home Depot, Inc.	2.8%
SPDR S&P Emerging Markets Dividend ETF	2.6%
Colgate-Palmolive Co.	2.6%
QUALCOMM, Inc.	2.4%
National Grid PLC	2.1%
AbbVie, Inc.	2.1%
Vodafone Group PLC	2.1%

Top Sectors	(% of Net Assets)
Financial	27.1%
Consumer, Non-cyclical	17.5%
Industrial	9.6%
Consumer, Cyclical	7.5%
Energy	7.2%
Communications	7.2%
Utilities	6.0%
Technology	4.8%
Basic Materials	2.9%
Cash & Other	10.2%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
SGI Enhanced Nasdaq-100 ETF [Member]
Shareholder Report [Line Items]
Fund Name	SGI Enhanced Nasdaq-100 ETF
Class Name	SGI Enhanced Nasdaq-100 ETF
Trading Symbol	QXQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Enhanced Nasdaq-100 ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Enhanced Nasdaq-100 ETF	$107	0.98%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period, equity markets were led by strong performance among large-capitalization growth stocks, with technology and communication services sectors driving market gains. The Nasdaq-500 Index, which the Fund seeks to replicate through the use of futures contracts, benefited from robust earnings growth in major technology, semiconductor, and consumer  internet companies. Market sentiment was supported by continued enthusiasm around artificial intelligence and digital innovation, moderating inflation pressures, and expectations for more stable monetary policy.
The Fund’s core exposure to the Nasdaq-500—replicated through futures—closely mirrored the benchmark’s performance. Returns from this exposure reflected the strength of mega-cap growth stocks and the concentration of market leadership within a narrow group of technology-oriented companies.
In addition to its index replication, the Fund employs a 0DTE (zero-day-to-expiration) options overlay strategy designed to generate additional income by collecting option premiums. This income component added positively to overall Fund performance during the period, enhancing total return relative to the underlying index while maintaining similar market exposure characteristics. The overlay contributed consistent incremental income and improved the Fund’s income profile without materially altering its participation in the Nasdaq-500’s directional movement.
Overall, the Fund’s performance reflected a market dominated by growth, innovation, and large-cap technology leadership. The Fund’s futures-based exposure effectively captured the strong performance of the Nasdaq-500, while its short-term options overlay strategy contributed an additional source of positive income and total return during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/13/2024)
SGI Enhanced Nasdaq-100 ETF	19.08	17.04
S&P 500 Index	15.88	16.81
NASDAQ 100 Total Return Index	20.52	16.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 38,254,701
Holdings Count	4
Advisory Fees Paid, Amount	$ 248,961
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$38,254,701
Number of Holdings	4
Net Advisory Fee	$248,961
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	51.9%
Nasdaq 100 Index	5.9%
First American Government Obligations Fund	1.3%
MICRO E-MINI NASDAQ 100 FUTURE SEPT 2025	0.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
SGI Enhanced Market Leaders ETF [Member]
Shareholder Report [Line Items]
Fund Name	SGI Enhanced Market Leaders ETF
Class Name	SGI Enhanced Market Leaders ETF
Trading Symbol	LDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Enhanced Market Leaders ETF (the “Fund”) for the period of January 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Enhanced Market Leaders ETF	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund did not have a full fiscal year and was not in operation for the entire reporting period. Since inception, the Fund has delivered solid results, performing favorably relative to the S&P 500 Index, which serves as its performance benchmark. While still in the early stages of its operating history, the Fund’s initial results reflected its disciplined, factor-based approach to investing in large-capitalization market leaders.
During the portion of the fiscal year in which the Fund was active, equity markets continued to be led by large-cap growth stocks, particularly within the technology and communication services sectors. Market returns were driven by strong earnings momentum among mega-cap companies, ongoing enthusiasm around artificial intelligence, and improving investor sentiment as inflation moderated. Against this backdrop, the Fund’s enhanced strategy—which combines exposure to leading large-cap equities with income-generating and risk-balancing techniques—contributed to competitive performance relative to the benchmark.
Given its limited operating history, performance trends have not yet fully developed. However, early results have been steady and consistent with the Fund’s investment objective, demonstrating the potential benefits of its enhanced approach to capturing returns from established market leaders while maintaining an emphasis on risk management and income generation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
SGI Enhanced Market Leaders ETF NAV	12.85	10.37	10.84
S&P 500 Index	15.88	14.74	14.60
S&P 100 Index	19.23	15.95	15.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 185,710,475
Holdings Count	42
Advisory Fees Paid, Amount	$ 351,738
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$185,710,475
Number of Holdings	42
Net Advisory Fee	$351,738
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Microsoft Corp.	8.8%
Apple, Inc.	6.6%
Oracle Corp.	5.9%
JPMorgan Chase & Co.	5.8%
Abbott Laboratories	5.0%
Alphabet, Inc.	4.8%
Moody’s Corp.	4.6%
Amazon.com, Inc.	4.5%
Emerson Electric Co.	4.2%
Johnson & Johnson	3.9%

Top Sectors	(% of Net Assets)
Information Technology	33.9%
Financials	15.8%
Health Care	11.7%
Communication Services	10.5%
Consumer Discretionary	8.2%
Consumer Staples	7.7%
Industrials	6.3%
Energy	4.0%
Cash & Other	1.9%

Updated Prospectus Web Address	https://sgiam.com/literature/
Accountant Change Statement [Text Block]	The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
F/m US Treasury 3 Month Bill ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 3 Month Bill ETF
Class Name	F/m US Treasury 3 Month Bill ETF
Trading Symbol	TBIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m US Treasury 3 Month Bill ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/tbil. You can also request this information by contacting us at 1-800-617-0004
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the current reporting period
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/tbil
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 3 Month Bill ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund  is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 3M Total Return USD Unhedged Index (the “Index”). The Fund returned 4.46% versus the Index’s return of 4.53% for the current reporting period. Dividends represented the majority of the return, with the price returning -0.05% for the current reporting period.  The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/08/2022)
F/m US Treasury 3 Month Bill ETF	4.46	4.71
ICE US Treasury Core Bond Index	2.40	1.33
ICE BofA US 3-Month Treasury Bill Index	4.51	4.71
Bloomberg US Treasury Bellwether 3M Total Return USD Unhedged Index**	4.53	4.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/tbil for more recent performance information.
Net Assets	$ 5,921,401,643
Holdings Count	2
Advisory Fees Paid, Amount	$ 7,650,541
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$5,921,401,643
Number of Holdings	2
Net Advisory Fee	$7,650,541
Portfolio Turnover	0%
30-Day SEC Yield	4.03%
30-Day SEC Yield Unsubsidized	4.03%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended, which is available at https://www.fminvest.com/tbil or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect the fact that the Fund switched from tracking the ICE BofA US 3-Month Treasury Bill Index to the Bloomberg US Treasury Bellwether 3M Total Return USD Unhedged Index.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE BofA US 3-Month Treasury Bill Index to tracking the Bloomberg US Treasury 3M Total Return USD Unhedged Index.
Fund Name Change:
The name of the Fund was changed from the US Treasury 3 Month Bill ETF to the F/m US Treasury 3 Month Bill ETF.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://www.fminvest.com/tbil
F/m US Treasury 6 Month Bill ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 6 Month Bill ETF
Class Name	F/m US Treasury 6 Month Bill ETF
Trading Symbol	XBIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m US Treasury 6 Month Bill ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/xbil. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the current reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/xbil
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 6 Month Bill ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund  is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 6M Total Return USD Unhedged Index (the “Index”). The Fund  returned 4.44% versus the Index’s return of 4.62% for the current reporting period.  Dividends represented the majority of the return, with the price only improving by 0.05% for the current reporting period. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/06/2023)
F/m US Treasury 6 Month Bill ETF	4.44	4.94
ICE US Treasury Core Bond Index	2.40	3.74
ICE BofA 6-Month US Treasury Bill Index	4.54	5.09
Bloomberg US Treasury Bellwethers 6M Total Return USD Unhedged Index**	4.62	5.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/xbil for more recent performance information.
Net Assets	$ 808,045,837
Holdings Count	2
Advisory Fees Paid, Amount	$ 1,054,651
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$808,045,837
Number of Holdings	2
Net Advisory Fee	$1,054,651
Portfolio Turnover	0%
30-Day SEC Yield	3.90%
30-Day SEC Yield Unsubsidized	3.90%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended, which is available at https://www.fminvest.com/xbil or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect the fact that the Fund switched from tracking the ICE BofA US 6-Month Treasury Bill Index to the Bloomberg US Treasury Bellwether 6M Total Return USD Unhedged Index.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE BofA US 6-Month Treasury Index to tracking the Bloomberg US Treasury 6MY Total Return USD Unhedged Index.
Fund Name Change:
The name of the Fund was changed from the US Treasury 6 Month Bill ETF to the F/m US Treasury 6 Month Bill ETF.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://www.fminvest.com/xbil
F/m US Treasury 12 Month Bill ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 12 Month Bill ETF
Class Name	F/m US Treasury 12 Month Bill ETF
Trading Symbol	OBIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m US Treasury 12 Month Bill ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/obil. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the current reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/obil
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 12 Month Bill ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of Bloomberg US Treasury Bellwether 1Y Total Return USD Unhedged Index (the “Index”). The Fund  returned 4.38% versus the Index’s return of 4.46% for the current reporting period. Dividends represented the majority of the returns, with the price only improving by 0.21% for the current reporting period. The Fund’s securities  lending program has generated additional income and mitigated the cost of running the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/14/2022)
F/m US Treasury 12 Month Bill ETF	4.38	4.64
ICE US Treasury Core Bond Index	2.40	3.62
ICE BofA US 1-Year Treasury Bill Index	4.28	4.67
Bloomberg US Treasury Bellwether 1Y Total Return USD Unhedged Index**	4.46	4.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/obil for more recent performance information.
Net Assets	$ 281,776,299
Holdings Count	2
Advisory Fees Paid, Amount	$ 413,135
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$281,776,299
Number of Holdings	2
Net Advisory Fee	$413,135
Portfolio Turnover	0%
30-Day SEC Yield	3.78%
30-Day SEC Yield Unsubsidized	3.78%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended, which is available at https://www.fminvest.com/obil or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect that the Fund switched from tracking the ICE BofA US 1-YearTreasury Bill Index to the Bloomberg US Treasury Bellwether 1Y Total Return USD Unhedged Index.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE  BofA US 1-Year Treasury Bill Index to tracking the Bloomberg US Treasury 1Y Total Return USD Unhedged Index.
Fund Name Change:
The name of the Fund was changed from the US Treasury 12 Month Bill ETF to the F/m US Treasury 12 Month Bill ETF.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://www.fminvest.com/obil
F/m US Treasury 2 Year Note ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 2 Year Note ETF
Class Name	F/m US Treasury 2 Year Note ETF
Trading Symbol	UTWO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m US Treasury 2 Year Note ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/utwo. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the current reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/utwo
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 2 Year Note ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund  is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 2Y Total Return USD Unhedged Index (the “Index”). The Fund returned 4.00% versus the Index’s return of 4.12% for the current reporting period.  Dividends represented the majority of the return, with the price only improving by 0.09% for the current reporting period. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/08/2022)
F/m US Treasury 2 Year Note ETF	4.00	3.15
ICE US Treasury Core Bond Index	2.40	1.33
ICE BofA Current 2-Year US Treasury Index	4.05	3.16
Bloomberg US Treasury Bellwether 2Y Total Return USD Unhedged Index**	4.12	3.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/utwo for more recent performance information.
Net Assets	$ 376,564,998
Holdings Count	1
Advisory Fees Paid, Amount	$ 612,379
Investment Company, Portfolio Turnover	13.01%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$376,564,998
Number of Holdings	1
Net Advisory Fee	$612,379
Portfolio Turnover	1,301%
30-Day SEC Yield	3.59%
30-Day SEC Yield Unsubsidized	3.59%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.7%

Top Sectors	(% of Net Assets)
Government	99.7%
Cash & Other	0.3%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended, which is available at https://www.fminvest.com/utwo or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 2-Year US Treasury Index to the Bloomberg US Treasury Bellwether 2Y Total Return USD Unhedged Index.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 2-Year US Treasury Index to tracking the Bloomberg US Treasury 2Y Total Return USD Unhedged Index.
Fund Name Change:
The name of the Fund was changed from the US Treasury 2 Year Note ETF to the F/m US Treasury 2 Year Note ETF.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://www.fminvest.com/utwo
F/m US Treasury 3 Year Note ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 3 Year Note ETF
Class Name	F/m US Treasury 3 Year Note ETF
Trading Symbol	UTRE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m US Treasury 3 Year Note ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/utre. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the current reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/utre
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 3 Year Note ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund  is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 3Y Total Return USD Unhedged Index (the “Index”). The Fund  returned 4.36% versus the Index’s return of 4.49% for the current reporting period. Dividends represented the majority of the return, with the price only improving by 0.49% for the current reporting period. The   Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/27/2023)
F/m US Treasury 3 Year Note ETF	4.36	3.89
ICE US Treasury Core Bond Index	2.40	2.65
ICE BofA Current 3-Year US Treasury Index	4.32	3.92
Bloomberg US Treasury Bellwether 3Y Total Return USD Unhedged Index**	4.49	4.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/utre for more recent performance information.
Net Assets	$ 9,488,382
Holdings Count	1
Advisory Fees Paid, Amount	$ 13,054
Investment Company, Portfolio Turnover	10.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$9,488,382
Number of Holdings	1
Net Advisory Fee	$13,054
Portfolio Turnover	1,086%
30-Day SEC Yield	3.54%
30-Day SEC Yield Unsubsidized	3.54%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended, which is available at https://www.fminvest.com/utre or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 3-Year US Treasury Index to the Bloomberg US Treasury Bellwether 3Y Total Return USD Unhedged Index.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 3-Year US Treasury Index to tracking the Bloomberg US Treasury 3Y Total Return USD Unhedged Index.
Fund Name Change:
The name of the Fund was changed from the US Treasury 3 Year Note ETF to the F/m US Treasury 3 Year Note ETF.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://www.fminvest.com/utre
F/m US Treasury 5 Year Note ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 5 Year Note ETF
Class Name	F/m US Treasury 5 Year Note ETF
Trading Symbol	UFIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m US Treasury 5 Year Note ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/ufiv. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the current reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/ufiv
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 5 Year Note ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund  is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 5Y Total Return Index Unhedged USD Index (the “Index”). The Fund  returned 4.00% versus the Index’s return of 4.11% for the current reporting period.  Dividends represented the majority of the return, with the price only improving by 0.10% for the current reporting period. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/27/2023)
F/m US Treasury 5 Year Note ETF	4.00	3.39
ICE US Treasury Core Bond Index	2.40	2.65
ICE BofA Current 5-Year US Treasury Index	3.93	3.44
Bloomberg US Treasury Bellwether 5Y Total Return Unhedged Index**	4.11	3.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/ufiv for more recent performance information.
Net Assets	$ 30,166,045
Holdings Count	1
Advisory Fees Paid, Amount	$ 60,638
Investment Company, Portfolio Turnover	10.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$30,166,045
Number of Holdings	1
Net Advisory Fee	$60,638
Portfolio Turnover	1,037%
30-Day SEC Yield	3.64%
30-Day SEC Yield Unsubsidized	3.64%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.7%

Top Sectors	(% of Net Assets)
Government	99.7%
Cash & Other	0.3%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended, which is available at https://www.fminvest.com/ufiv or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 5-Year US Treasury Index to the Bloomberg US Treasury Bellwether 5Y Total Return USD Unhedged Index.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 5-Year US Treasury Index to tracking the Bloomberg US Treasury 5Y Total Return USD Unhedged Index.
Fund Name Change:
The name of the Fund was changed from the US Treasury 5 Year Note ETF to the F/m US Treasury 5 Year Note ETF.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://www.fminvest.com/ufiv
F/m US Treasury 7 Year Note ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 7 Year Note ETF
Class Name	F/m US Treasury 7 Year Note ETF
Trading Symbol	USVN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m US Treasury 7 Year Note ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/usvn. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the current reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/usvn
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 7 Year Note ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the F/m US Treasury 7 Year Note ETF (USVN) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 7Y Total Return USD Unhedged Index (the “Index”). The Fund  returned 3.34% versus the Index’s return of 3.45% for the current reporting period. Dividends represented the majority of the returns, with the price returning -0.63% for the current reporting period. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/27/2023)
F/m US Treasury 7 Year Note ETF	3.34	2.77
ICE US Treasury Core Bond Index	2.40	2.65
ICE BofA Current 7-Year US Treasury Index	3.32	2.77
Bloomberg US Treasury Bellwether 7Y Total Return USD Unhedged Index**	3.45	2.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/usvn for more recent performance information.
Net Assets	$ 7,305,960
Holdings Count	1
Advisory Fees Paid, Amount	$ 9,188
Investment Company, Portfolio Turnover	11.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$7,305,960
Number of Holdings	1
Net Advisory Fee	$9,188
Portfolio Turnover	1,122%
30-Day SEC Yield	3.86%
30-Day SEC Yield Unsubsidized	3.86%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.6%

Top Sectors	(% of Net Assets)
Government	99.6%
Cash & Other	0.4%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended, which is available at  https://www.fminvest.com/usvn  or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 7-Year US Treasury Index to the Bloomberg US Treasury Bellwether 7Y Total Return USD Unhedged Index.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 7-Year US Treasury Index to tracking the Bloomberg US Treasury 7Y Total Return USD Unhedged Index.
Fund Name Change:
The name of the Fund was changed from the US Treasury 7 Year Note ETF to the F/m US Treasury 5 Year Note ETF.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://www.fminvest.com/usvn
F/m US Treasury 10 Year Note ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 10 Year Note ETF
Class Name	F/m US Treasury 10 Year Note ETF
Trading Symbol	UTEN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m US Treasury 10 Year Note ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/uten. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the current reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/uten
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 10 Year Note ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund  is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 10Y Total Return USD Unhedged Index (the “Index”). The Fund  returned 1.81% versus the Index’s return of 1.94% for the current reporting period. Dividends represented the majority of the return, with the price returning -2.29% for the current reporting period. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/08/2022)
F/m US Treasury 10 Year Note ETF	1.81	-0.40
ICE US Treasury Core Bond Index	2.40	1.33
ICE BofA Current 10-Year US Treasury Index	1.78	-0.31
Bloomberg US Treasury Bellwethers 10Y Total Return USD Unhedged**	1.94	-0.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/uten for more recent performance information.
Net Assets	$ 222,378,348
Holdings Count	1
Advisory Fees Paid, Amount	$ 262,474
Investment Company, Portfolio Turnover	402.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$222,378,348
Number of Holdings	1
Net Advisory Fee	$262,474
Portfolio Turnover	402%
30-Day SEC Yield	4.13%
30-Day SEC Yield Unsubsidized	4.13%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended, which is available at https://www.fminvest.com/uten or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 10-Year US Treasury Index to the Bloomberg US Treasury Bellwether 10Y Total Return USD Unhedged Index.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 10-Year US Treasury Index to tracking the Bloomberg US Treasury 10Y Total Return USD Unhedged Index.
Fund Name Change:
The name of the Fund was changed from the US Treasury 10 Year Note ETF to the F/m US Treasury 10 Year Note ETF.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://www.fminvest.com/uten
F/m US Treasury 20 Year Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 20 Year Bond ETF
Class Name	F/m US Treasury 20 Year Bond ETF
Trading Symbol	UTWY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m US Treasury 20 Year Bond ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/utwy. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the current reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/utwy
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 20 Year Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund  is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 20Y Total Return USD Unhedged Index (the “Index”). The Fund returned -3.45% versus the  Index’s return of -3.47% for the current reporting period. Dividends represented the majority of the return, with the price returning -7.62% for the current reporting period. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/27/2023)
F/m US Treasury 20 Year Bond ETF	-3.45	-1.78
ICE US Treasury Core Bond Index	2.40	2.65
ICE BofA Current 20-Year US Treasury Total Return Index	-3.61	-1.82
Bloomberg US Treasury Bellwether 20Y Total Return USD Unhedged Index**	-3.47	-1.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/utwy for more recent performance information.
Net Assets	$ 9,526,153
Holdings Count	1
Advisory Fees Paid, Amount	$ 24,167
Investment Company, Portfolio Turnover	353.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$9,526,153
Number of Holdings	1
Net Advisory Fee	$24,167
Portfolio Turnover	353%
30-Day SEC Yield	4.75%
30-Day SEC Yield Unsubsidized	4.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.3%

Top Sectors	(% of Net Assets)
Government	99.3%
Cash & Other	0.7%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended, which is available at  https://www.fminvest.com/utwy  or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 20-Year US Treasury Index to the Bloomberg US Treasury Bellwether 20Y Total Return USD Unhedged Index.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 20-Year US Treasury Index to tracking the Bloomberg US Treasury 20Y Total Return USD Unhedged Index.
Fund Name Change:
The name of the Fund was changed from the US Treasury 20 Year Bond ETF to the F/m US Treasury 20 Year Bond ETF.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://www.fminvest.com/utwy
F/m US Treasury 30 Year Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 30 Year Bond ETF
Class Name	F/m US Treasury 30 Year Bond ETF
Trading Symbol	UTHY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m US Treasury 30 Year Bond ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/uthy. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the current reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/uthy
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 30 Year Bond ETF	$14	0.15%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund  is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 30Y Total Return USD Unhedged Index (the “Index”). The Fund returned -7.16% versus theIndex’s return of -6.97% for the current reporting period. Dividends represented the majority of the return, with the price returning -11.13% for the current reporting period. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/27/2023)
F/m US Treasury 30 Year Bond ETF	-7.16	-4.14
ICE US Treasury Core Bond Index	2.40	2.65
CE BofA Current 30-Year US Treasury Index	-7.21	-4.16
Bloomberg US Treasury Bellwether 30Y Total Return USD Unhedged Index**	-6.97	-3.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/uthy for more recent performance information.
Net Assets	$ 21,276,173
Holdings Count	1
Advisory Fees Paid, Amount	$ 26,785
Investment Company, Portfolio Turnover	390.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$21,276,173
Number of Holdings	1
Net Advisory Fee	$26,785
Portfolio Turnover	390%
30-Day SEC Yield	4.80%
30-Day SEC Yield Unsubsidized	4.80%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended, which is available at https://www.fminvest.com/uthy or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 30-Year US Treasury Index to the Bloomberg US Treasury Bellwether 30Y Total Return USD Unhedged Index.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 30-Year US Treasury Index to tracking the Bloomberg US Treasury 30Y Total Return USD Unhedged Index.
Fund Name Change:
The name of the Fund was changed from the US Treasury 30 Year Bond ETF to the F/m US Treasury 30 Year Bond ETF.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://www.fminvest.com/uthy
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member]
Shareholder Report [Line Items]
Fund Name	F/m 2-Year Investment Grade Corporate Bond ETF
Class Name	F/m 2-Year Investment Grade Corporate Bond ETF
Trading Symbol	ZTWO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m 2-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/ztwo. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the current reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/ztwo
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m 2-Year Investment Grade Corporate Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund  seeks to track the investments of an index composed of U.S. dollar denominated, investment-grade corporate bonds, as represented by the Bloomberg US Liquid Corporate 2 Year Maturity Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund returned 5.21% versus the Index’s return of 5.47% for the current reporting period. Dividends represented the majority of the returns, with the price improving by 0.50% for the current reporting period. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/10/2024)
F/m 2-Year Investment Grade Corporate Bond ETF NAV	5.21	5.61
ICE BofA US Corporate Index	4.23	5.50
Bloomberg US Liquid Corporate 2 Year Maturity**	5.47	5.98
ICE 2-Year US Target Maturity Corporate Index	5.33	5.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/ztwo for more recent performance information.
Net Assets	$ 20,352,527
Holdings Count	416
Advisory Fees Paid, Amount	$ 149,638
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$20,352,527
Number of Holdings	416
Net Advisory Fee	$149,638
Portfolio Turnover	35%
30-Day SEC Yield	4.02%
30-Day SEC Yield Unsubsidized	4.02%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Pacific Life Global Funding II	0.3%
Abbott Laboratories	0.3%
Conagra Brands, Inc.	0.3%
Gilead Sciences, Inc.	0.3%
Steel Dynamics, Inc.	0.3%
Visa, Inc.	0.3%
CVS Health Corp.	0.3%
Xylem, Inc.	0.3%
International Flavors & Fragrances, Inc.	0.3%
Alphabet, Inc.	0.3%

Top Sectors	(% of Net Assets)
Financials	27.8%
Industrials	9.7%
Health Care	9.4%
Utilities	9.0%
Energy	8.7%
Consumer Discretionary	8.3%
Technology	8.1%
Consumer Staples	7.9%
Materials	6.7%
Cash & Other	4.4%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended by the Supplement dated April 2, 2025, which is available at https://www.fminvest.com/ztwo  or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect the fact that the Fund switched from tracking the ICE 2-Year US Target Maturity Corporate Index to tracking the Bloomberg US Liquid Corporate 2 Year Maturity Index.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The Fund’s portfolio management team was changed by removing Justin Hennessey and adding Richard Scargill.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE 2-Year US Target Maturity Corporate Index to tracking the Bloomberg US Liquid Corporate 2 Year Maturity Index.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://www.fminvest.com/ztwo
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member]
Shareholder Report [Line Items]
Fund Name	F/m 3-Year Investment Grade Corporate Bond ETF
Class Name	F/m 3-Year Investment Grade Corporate Bond ETF
Trading Symbol	ZTRE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m 3-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/ztre. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the current reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/ztre
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m 3-Year Investment Grade Corporate Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund  seeks to track the investments of an index composed of U.S. dollar denominated, investment-grade corporate bonds, as represented by the Bloomberg US Liquid Corporate 3 Year Maturity Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund returned 5.53% versus the Index’s return of 5.90% for the current reporting period. Dividends represented the majority of the returns, with the price improving by 0.82% for the current reporting period. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/10/2024)
F/m 3-Year Investment Grade Corporate Bond ETF NAV	5.53	6.09
ICE BofA US Corporate Index	4.23	5.50
Bloomberg US Liquid Corporate 3 Year Maturity**	5.90	6.47
ICE 3-Year US Target Maturity Corporate Index	5.74	6.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/ztre for more recent performance information.
Net Assets	$ 36,919,051
Holdings Count	439
Advisory Fees Paid, Amount	$ 169,091
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$36,919,051
Number of Holdings	439
Net Advisory Fee	$169,091
Portfolio Turnover	50%
30-Day SEC Yield	4.11%
30-Day SEC Yield Unsubsidized	4.11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Sprint Capital Corp.	0.3%
Goldman Sachs Group, Inc.	0.3%
Genuine Parts Co.	0.3%
Cantor Fitzgerald LP	0.3%
Sixth Street Specialty Lending, Inc.	0.3%
Horace Mann Educators Corp.	0.3%
Oaktree Strategic Credit Fund	0.3%
Piedmont Operating Partnership LP	0.3%
M&T Bank Corp.	0.3%
United Utilities PLC	0.0%

Top Sectors	(% of Net Assets)
Financials	31.6%
Industrials	11.9%
Utilities	9.5%
Technology	7.6%
Health Care	7.6%
Consumer Discretionary	7.4%
Consumer Staples	7.4%
Energy	6.9%
Materials	5.4%
Cash & Other	4.7%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended by the Supplement dated April 2, 2025, which is available at https://www.fminvest.com/ztre  or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect the fact that the Fund switched from tracking the ICE 3-Year US Target Maturity Corporate Index to tracking the Bloomberg US Liquid Corporate 3 Year Maturity Index.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The Fund’s portfolio management team was changed by removing Justin  Hennessey and adding Richard Scargill.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE 3-Year US Target Maturity Corporate Index to tracking the Bloomberg US Liquid Corporate 3 Year Maturity Index.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://www.fminvest.com/ztre
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member]
Shareholder Report [Line Items]
Fund Name	F/m 10-Year Investment Grade Corporate Bond ETF
Class Name	F/m 10-Year Investment Grade Corporate Bond ETF
Trading Symbol	ZTEN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m 10-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/zten. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the current reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/zten
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m 10-Year Investment Grade Corporate Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund  seeks to track the investments of an index composed of U.S. dollar denominated, investment-grade corporate bonds, as represented by the Bloomberg US Liquid Corporate 10 Year Maturity Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively have an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund returned 4.76% versus the Index’s return of 5.12% for the current reporting period. Dividends represented the majority of the returns, with the price returning -0.66% for the current reporting period. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/10/2024)
F/m 10-Year Investment Grade Corporate Bond ETF NAV	4.76	6.18
ICE BofA US Corporate Index	4.23	5.50
Bloomberg US Liquid Corporate 10 Year Maturity**	5.12	6.52
ICE 10-Year US Target Maturity Corporate Index	5.02	6.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/zten for more recent performance information.
Net Assets	$ 28,502,735
Holdings Count	249
Advisory Fees Paid, Amount	$ 73,824
Investment Company, Portfolio Turnover	203.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$28,502,735
Number of Holdings	249
Net Advisory Fee	$73,824
Portfolio Turnover	203%
30-Day SEC Yield	5.11%
30-Day SEC Yield Unsubsidized	5.11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Amcor Flexibles North America, Inc.	0.4%
Sutter Health	0.4%
Jefferies Financial Group, Inc.	0.4%
Chevron USA, Inc.	0.4%
Apollo Global Management, Inc.	0.4%
TPG Operating Group II LP	0.4%
Essential Utilities, Inc.	0.4%
Brookfield Finance, Inc.	0.4%
NXP BV / NXP Funding LLC / NXP USA, Inc.	0.4%
Verisk Analytics, Inc.	0.4%

Top Sectors	(% of Net Assets)
Financials	24.6%
Utilities	13.1%
Energy	9.9%
Industrials	9.1%
Technology	8.8%
Health Care	7.9%
Consumer Staples	7.6%
Consumer Discretionary	7.5%
Materials	6.8%
Cash & Other	4.7%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended by the Supplement dated April 2, 2025, which is available at https://www.fminvest.com/zten  or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect the fact that the Fund switched from tracking the ICE 10-Year US Target Maturity Corporate Index to tracking the Bloomberg US Liquid Corporate 10 Year Maturity Index.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The Fund’s portfolio management team was changed by removing Justin  Hennessey and adding Richard Scargill.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE 10-Year US Target Maturity Corporate Index to tracking the Bloomberg US Liquid Corporate 10 Year Maturity Index.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://www.fminvest.com/zten
Institutional Shares [Member]
Shareholder Report [Line Items]
Fund Name	Oakhurst Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	OHFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Oakhurst Fixed Income Fund (the “Fund”) for the period from September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/ohfix/. You can also request this information by contacting us at 1-800-292-6775.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the current reporting period.
Additional Information Phone Number	1-800-292-6775
Additional Information Website	https://www.fminvest.com/mutual-funds/ohfix/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year, the Fund  was able to outperform the Bloomberg U.S. Aggregate Bond Index as duration positioning and sector allocation strategies both contributed. Having started the year with a duration slightly below that of the index, the Fund was able to minimize the impact of higher US Treasury yields in the intermediate and longer maturities. In addition, very minimal exposure to longer duration assets, which came under pressure as the yield curve steepened, also proved beneficial to the Fund.
As the year progressed, intermediate yields better reflected inflationary risks and Fund duration was extended to approximately match that of the index. Furthermore, with evidence of a slowdown in labor markets and political pressure on the Fed, a restart of monetary easing grew increasingly likely, resulting in a focus to increase Fund holdings in the “belly” of the curve. Fund performance also benefited from the overweight allocations to corporate bonds and mortgage-backed securities (MBS).
Although less attractive valuations in corporates led to only a small overweight in this sector, strong excess returns continued to be enjoyed by credit investors. Providing more attractive yield spreads and an ideal market backdrop, the MBS sector became a larger focus for the Fund with the position increased during the year due to an improving relative valuation. Lastly, the security selection within the corporate bond, MBS, and asset-backed securities (ABS) sectors also contributed to the Fund’s outperformance during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Oakhurst Fixed Income Fund	3.86	0.25	2.25
Bloomberg U.S. Aggregate Bond Index	3.14	-0.68	1.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/mutual-funds/ohfix/ for more recent performance information.
Net Assets	$ 105,461,382
Holdings Count	126
Advisory Fees Paid, Amount	$ 474,795
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$105,461,382
Number of Holdings	126
Net Advisory Fee	$474,795
Portfolio Turnover	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	29.0%
Federal National Mortgage Association	17.8%
Federal Home Loan Mortgage Corp.	11.6%
Provident Funding Mortgage Trust	1.2%
Bristol-Myers Squibb Co.	1.1%
Broadcom, Inc.	1.1%
Diamondback Energy, Inc.	1.1%
Fairfax Financial Holdings Ltd.	1.1%
Tennessee Valley Authority	1.1%
Marriott International, Inc./MD	1.0%

Top Sectors	(% of Net Assets)
Mortgage Securities	34.8%
Government	30.8%
Financials	8.9%
Asset Backed Securities	6.9%
Technology	4.8%
Utilities	3.8%
Consumer Discretionary	3.0%
Energy	2.9%
Health Care	2.0%
Cash & Other	2.1%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
On April 17, 2025,  Oakhurst Capital Advisers, LLC, an affiliate of the Fund’s investment adviser, was removed as sub-adviser to the Fund.  F/m Investments LLC continued on as the investment adviser to the Fund.

Updated Prospectus Web Address	https://www.fminvest.com/mutual-funds/ohfix/
F/m Opportunistic Income ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m Opportunistic Income ETF
Class Name	F/m Opportunistic Income ETF
Trading Symbol	XFIX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m Opportunistic Income ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/xfix. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/xfix
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m Opportunistic Income ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund performed well for the fiscal year, returning 4.09% versus the 3.14% return of the Bloomberg U.S. Aggregate Bond Index (the “Index”). The duration of the Fund’s investments continued to be shorter than the duration of the Index’s components, mitigating the negative effect of volatile interest rates. Also, the Fund diversified its investments by adding residential mortgage-backed, asset-backed and commercial mortgage-backed securities, which complemented its core corporate credits. The Fund’s investments in financials, residential mortgage-backed securities and high yield led the Fund’s performance for the current reporting period. As the Fund closed out the current reporting period and the risk of recession remained low, the Fund continued to maintain its positions in the  F/m High Yield 100 ETF (ZTOP) and residential mortgage-backed securities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/05/2023)
F/m Opportunistic Income ETF	4.09	7.50
Bloomberg U.S. Aggregate Bond Index	3.14	5.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/xfix for more recent performance information.
Net Assets	$ 37,414,201
Holdings Count	56
Advisory Fees Paid, Amount	$ 143,309
Investment Company, Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$37,414,201
Number of Holdings	56
Net Advisory Fee	$143,309
Portfolio Turnover	136%
30-Day SEC Yield	5.32%
30-Day SEC Yield Unsubsidized	5.32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
F/m High Yield 100 ETF	13.3%
WaMu Mortgage Pass Through Certificates	4.0%
Federal Home Loan Mortgage Corp.	3.8%
JP Morgan Mortgage Trust	3.5%
Sempra	3.0%
Antares Holdings LP	2.9%
Sequoia Mortgage Trust	2.8%
Provident Funding Mortgage Trust	2.8%
Blackstone Secured Lending Fund	2.7%
Expand Energy Corp.	2.7%

Top Sectors	(% of Net Assets)
Mortgage Securities	27.5%
Asset Backed Securities	12.0%
Financials	10.7%
Energy	8.2%
US Municipal	6.1%
Utilities	3.0%
Consumer Discretionary	2.7%
Health Care	2.6%
Technology	2.6%
Cash & Other	24.6%

Updated Prospectus Web Address	https://www.fminvest.com/xfix
Institutional Shares [Member]
Shareholder Report [Line Items]
Fund Name	F/m Investments Large Cap Focused Fund
Class Name	Institutional Class
Trading Symbol	IAFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m Investments Large Cap Focused Fund (the “Fund”) for the period from September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/iafmx-iaflx. You can also request this information by contacting us at 1-800-292-6775.
Additional Information Phone Number	1-800-292-6775
Additional Information Website	https://www.fminvest.com/mutual-funds/iafmx-iaflx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.90%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the last 12-months ending in 08/31/2025, despite the correction in information technology shares at the start of the year, we are pleased to inform you that the Fund  outperformed its benchmark by 6.51%, i.e., the Institutional share class IAFLX returned 29.19% net of fees, while the Russell 1000 Growth Index returned 22.68%. This outperformance was, as always, driven by our quantActive investment process, which has long-term capital appreciation as a goal. Our process led us to tilt towards information technology and to under weigh energy, real estate and utilities. The strong conviction generated by our proprietary scores, coupled with our active management research, indicated patience at the start of the year; therefore, we held on to our information technology holdings. This risk has paid off as expected.
The quantitative component of our process, which focuses on earnings and revenue acceleration, led us to invest in: LPL Financial Holdings, Inc. Common Stock (NASDAQ: LPLA), Applovin Corporation Class A Common Stock (NASDAQ: APP), Palantir Technologies, Inc. (NASDAQ: PLTR) and NVIDIA Corp. (NASDAQ: NVDA)  while our active component conducted research and verified the existence of strong business momentum which is a key component for secular price momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/03/2016)
F/m Large Cap Focused Fund (Institutional Class)	29.19	14.25	18.49
S&P 500® TR Index	15.88	14.74	15.03
Russell 1000® Growth Total Return Index	22.68	15.27	18.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx for more recent performance information.
Net Assets	$ 81,533,356
Holdings Count	23
Advisory Fees Paid, Amount	$ 341,484
Investment Company, Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$81,533,356
Number of Holdings	23
Net Advisory Fee	$341,484
Portfolio Turnover	132%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
NVIDIA Corp.	13.1%
Apple, Inc.	11.6%
Palantir Technologies, Inc.	9.1%
F/m US Treasury 6 Month Bill ETF	5.2%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc.	5.0%
AppLovin Corp.	4.9%
First Solar, Inc.	4.7%
Astera Labs, Inc.	4.4%
Microsoft Corp.	4.3%

Top Sectors	(% of Net Assets)
Information Technology	64.6%
Communication Services	10.0%
Financials	5.3%
Consumer Discretionary	5.2%
Energy	2.3%
Health Care	2.0%
Cash & Other	10.6%

Updated Prospectus Web Address	https://www.fminvest.com/mutual-funds/iafmx-iaflx
Investor Shares [Member]
Shareholder Report [Line Items]
Fund Name	F/m Investments Large Cap Focused Fund
Class Name	Investor Class
Trading Symbol	IAFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m Investments Large Cap Focused Fund (the “Fund”) for the period from September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/iafmx-iaflx. You can also request this information by contacting us at 1-800-292-6775.
Additional Information Phone Number	1-800-292-6775
Additional Information Website	https://www.fminvest.com/mutual-funds/iafmx-iaflx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$132	1.15%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the last 12-months ending in 08/31/2025, despite the correction in information technology shares at the start of the year, we are pleased to inform you that the Fund  outperformed its benchmark by 6.51%, i.e., the Investor share class IAFMX returned 28.87% net of fees, while the Russell 1000 Growth Index returned 22.68%. This outperformance  was, as always, driven by our quantActive investment process, which has long-term capital appreciation as a goal. Our process led us to tilt towards information technology and to under weigh energy, real estate and utilities. The strong conviction generated by our proprietary scores, coupled with our active management research, indicated patience at the start of the year; therefore, we held on to our information technology holdings. This risk has paid off as expected.
The quantitative component of our process, which focuses on earnings and revenue acceleration, led us to invest in:  LPL Financial Holdings, Inc. Common Stock (NASDAQ: LPLA), Applovin Corporation Class A Common Stock (NASDAQ: APP), Palantir Technologies, Inc. (NASDAQ: PLTR) and NVIDIA Corp. (NASDAQ: NVDA)  while our active component conducted research and verified the existence of strong business momentum which is a key component for secular price momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/03/2016)
F/m Large Cap Focused Fund (Investor Class)	28.87	13.96	18.20
S&P 500® TR Index	15.88	14.74	15.03
Russell 1000® Growth Total Return Index	22.68	15.27	18.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx for more recent performance information.
Net Assets	$ 81,533,356
Holdings Count	23
Advisory Fees Paid, Amount	$ 341,484
Investment Company, Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$81,533,356
Number of Holdings	23
Net Advisory Fee	$341,484
Portfolio Turnover	132%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
NVIDIA Corp.	13.1%
Apple, Inc.	11.6%
Palantir Technologies, Inc.	9.1%
F/m US Treasury 6 Month Bill ETF	5.2%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc.	5.0%
AppLovin Corp.	4.9%
First Solar, Inc.	4.7%
Astera Labs, Inc.	4.4%
Microsoft Corp.	4.3%

Top Sectors	(% of Net Assets)
Information Technology	64.6%
Communication Services	10.0%
Financials	5.3%
Consumer Discretionary	5.2%
Energy	2.3%
Health Care	2.0%
Cash & Other	10.6%

Updated Prospectus Web Address	https://www.fminvest.com/mutual-funds/iafmx-iaflx
F/m Emerald Life Sciences Innovation ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m Emerald Life Sciences Innovation ETF
Class Name	F/m Emerald Life Sciences Innovation ETF
Trading Symbol	LFSC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m Emerald Life Sciences Innovation ETF (the “Fund”) for the period from October 30, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.emeraldetfs.com/lfsc/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.emeraldetfs.com/lfsc/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)**

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m Emerald Life Sciences Innovation ETF	$48	0.54%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The F/m Emerald Life Sciences Innovation ETF’s total return for the ten months ended August 31, 2025 was +11.49% at NAV, materially outpacing its benchmark, the Russell 3000 Health Care Index, which had a total return of -6.35%.
WHAT FACTORS INFLUENCED PERFORMANCE?
The healthcare sector moved inversely to the broad market, with the Russell 3000 Health Care Index falling -6.35% for the trailing period and materially lagging the performance of the Russell 3000 and the Russell 2000 Indices, which returned 12.29% and 7.22% for the trailing period, respectively. Several negative factors came together for the sector as a combination of uncertainty related to evolving policy of the new U.S. Presidential administration specific to pharmaceutical pricing and manufacturing, changes in leadership at the Food and Drug Administration (FDA), and rising healthcare utilization, higher medical loss ratios and Medicare/Medicaid rate cuts weighed heavily on sector sentiment. Given this backdrop, and the well-televised issues that pressured the shares of UnitedHealth Group Inc., the health care management services industry within the Russell 3000 Healthcare sector was the most challenged.
Despite the challenges outlined above, the F/m Emerald Life Sciences Innovation ETF significantly outperformed the Russell 3000 Health Care Index for the period as a result of both strong stock selection and relative positioning. At the industry level, relative outperformance within the biotechnology, health care management services, pharmaceuticals, medical equipment and medical services industries more than offset the negative contribution to return from stock selection driven relative underperformance within the medical services industry. In aggregate, stock selection was the largest driver of outperformance and at the holdings level, the Fund benefited from clinical advancement, commercialization success, and merger and acquisition activity within the biotechnology and pharmaceutical industries. Holdings within these industries represented approximately 67.4% of the Fund on average for the period.   Relative outperformance of the medical equipment companies, which represented approximately 22% of the portfolio on average for the period, also contributed to performance driven by innovation, market share gains, and higher levels of healthcare utilization.
In addition to the above, also contributing to performance was the Fund’s structural overweight to smaller capitalization stocks within the Russell 3000 Health Care Index. As highlighted above, the Russell 2000 healthcare sector outperformed the broader Russell 3000 healthcare sector, which proved to be a tailwind given that those companies with a market capitalization of $5.5B or less comprised 77.55% of the Fund on average for the period compared to the benchmark average weight of approximately 6.77%.

Top Contributors
↑	BridgeBio Pharma, Inc. (BBIO)
↑	Intra-Cellular Therapies (ITCI)
↑	TransMedics Group, Inc. (TMDX)
Top Detractors
↓
Sarepta Therapeutics, Inc. (SRPT)
↓
Wave Life Sciences Ltd. (WVE)
↓
Biohaven Ltd. (BHVN
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/30/2024)
F/m Emerald Life Sciences Innovation ETF	11.49
Russell 3000 Total Return	12.29
Russell 3000 Health Care Index Total Return	-6.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.emeraldetfs.com/lfsc/ for more recent performance information.
Net Assets	$ 64,580,987
Holdings Count	35
Advisory Fees Paid, Amount	$ 240,113
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$64,580,987
Number of Holdings	35
Net Advisory Fee	$240,113
Portfolio Turnover	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Sector Breakdown (% of net assets)

Top 10 Holdings	(% of Net Assets)
LivaNova PLC	6.7%
Soleno Therapeutics, Inc.	5.8%
Travere Therapeutics, Inc.	5.3%
RadNet, Inc.	5.1%
TransMedics Group, Inc.	5.0%
WaVe Life Sciences Ltd.	4.7%
Madrigal Pharmaceuticals, Inc.	4.3%
Guardant Health, Inc.	4.2%
KalVista Pharmaceuticals, Inc.	4.1%
Merit Medical Systems, Inc.	4.1%

Top Sectors	(% of Net Assets)
Health Care	98.7%
Cash & Other	1.3%

Updated Prospectus Web Address	https://www.emeraldetfs.com/lfsc/
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF
Class Name	F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF
Trading Symbol	RBIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (the “Fund”) for the period from February 24, 2025, to August 31, 2025 (the “current reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/rbil. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred subsequent to the current reporting period, but prior to the transmittal of this annual shareholder report to the Fund’s shareholders.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/rbil
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	$13**	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund  is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg U.S. Ultrashort TIPS 1-13 Months Total Return Unhedged USD Index (the “Index”). The Fund returned 2.16% for the current reporting period, versus the Index’s return at 2.22%. Income, inflation accrual and price changes represented the majority of the returns, with the price change returning 0.24% for the current reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/24/2025)
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	2.16
ICE US Treasury Core Bond Index	2.92
Bloomberg US Ultrashort TIPS 1-13 Months Total Return Unhedged USD Index	2.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 15, 2025
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/rbil for more recent performance information.
Net Assets	$ 65,655,154
Holdings Count	5
Advisory Fees Paid, Amount	$ 89,046
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$65,655,154
Number of Holdings	5
Net Advisory Fee	$89,046
Portfolio Turnover	66%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Sector Breakdown (% of net assets)

Top Sectors	(% of Net Assets)
Government	100.0%
Cash & Other	0.0%

Top 10 Holdings	(% of Net Assets)
United States Treasury Inflation Indexed Bonds	100.0%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated February 14, 2025, as amended, which is available at https://www.fminvest.com/rbil  or upon request by contacting the Fund at 1-800-617-0004.
Effective September 15, 2025, the Fund’s investment adviser has contractually agreed to lower its unitary management fee to 0.17% of the Fund’s average daily net assets.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://www.fminvest.com/rbil
F/m Compoundr High Yield Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m Compoundr High Yield Bond ETF
Class Name	F/m Compoundr High Yield Bond ETF
Trading Symbol	CPHY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m Compoundr High Yield Bond ETF (the “Fund”) for the period from August 11, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/etfs/cphy-fm-compoundr-high-yield-etf. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/etfs/cphy-fm-compoundr-high-yield-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m Compoundr High Yield Bond ETF	$3**	0.49%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The F/m Compoundr U.S. High Yield ETF was incepted on August 11, 2025. There was not enough time before fiscal year end to collect meaningful performance data for the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/11/2025)
F/m Compoundr High Yield Bond ETF NAV	0.77
Bloomberg U.S. Aggregate Bond Index	0.50
Nasdaq Compoundr High-Yield Corporate Bond Total Return Index	0.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/etfs/cphy-fm-compoundr-high-yield-etf for more recent performance information.
Net Assets	$ 1,007,669
Holdings Count	2
Advisory Fees Paid, Amount	$ 256
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$1,007,669
Number of Holdings	2
Net Advisory Fee	$256
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Sector Breakdown (% of net assets)

Top Sectors	(% of Net Assets)
Exchange Traded Funds	99.5%
Cash & Other	0.5%

Top 10 Holdings	(% of Net Assets)
Invesco BulletShares 2030 High Yield Corporate Bond ETF	69.8%
Invesco BulletShares 2027 High Yield Corporate Bond ETF	29.8%

Updated Prospectus Web Address	https://www.fminvest.com/etfs/cphy-fm-compoundr-high-yield-etf
F/m Compoundr U.S. Aggregate Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m Compoundr U.S. Aggregate Bond ETF
Class Name	F/m Compoundr U.S. Aggregate Bond ETF
Trading Symbol	CPAG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m Compoundr U.S. Aggregate Bond ETF (the “Fund”) for the period from August 11, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/etfs/cpag-fm-compoundr-us-aggregate-bond-etf. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/etfs/cpag-fm-compoundr-us-aggregate-bond-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m Compoundr U.S. Aggregate Bond ETF	$2**	0.39%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The F/m Compoundr U.S. Aggregate Bond ETF was incepted on August 11, 2025. There was not enough time before fiscal year end to collect meaningful performance data for the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/11/2025)
F/m Compoundr U.S. Aggregate Bond ETF NAV	0.44
Bloomberg U.S. Aggregate Bond Index	0.50
Nasdaq Compoundr U.S. Aggregate Bond Total Return Index	0.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/etfs/cpag-fm-compoundr-us-aggregate-bond-etf for more recent performance information.
Net Assets	$ 3,515,283
Holdings Count	1
Advisory Fees Paid, Amount	$ 380
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$3,515,283
Number of Holdings	1
Net Advisory Fee	$380
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Sector Breakdown (% of net assets)

Top Sectors	(% of Net Assets)
Exchange Traded Funds	99.5%
Cash & Other	0.5%

Top 10 Holdings	(% of Net Assets)
Fidelity Total Bond ETF	99.5%

Updated Prospectus Web Address	https://www.fminvest.com/etfs/cpag-fm-compoundr-us-aggregate-bond-etf
F/m High Yield 100 ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m High Yield 100 ETF
Class Name	F/m High Yield 100 ETF
Trading Symbol	ZTOP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m High Yield 100 ETF (the “Fund”) for the period from April 14, 2025, to August 31, 2025 (the “current reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/ztop. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/ztop
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m High Yield 100 ETF	$15**	0.39%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund  is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg U.S. High Yield Top 100 Quality Select Equal Weighted Index (the “Index”). The Fund returned 6.52% versus the Index’s return of 6.60% for the current reporting period. The Fund benefited tremendously from the timing of its launch, as high yield corporate bond spreads reached their widest levels of the year due to trade policy uncertainty in early April before tightening again by the end of August 2025. Easing financial conditions confirmed by falling volatility, solid earnings growth, and active primary markets contributed to strong performance from high yield corporate bond issuers, which in turn contributed to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/14/2025)
F/m High Yield 100 ETF	6.52
Bloomberg U.S. Aggregate Bond Index	3.25
Bloomberg U.S. High Yield Top 100 Quality Select Equal Weighted Index	6.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/ztop for more recent performance information.
Net Assets	$ 18,300,608
Holdings Count	100
Advisory Fees Paid, Amount	$ 17,844
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$18,300,608
Number of Holdings	100
Net Advisory Fee	$17,844
Portfolio Turnover	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Sector Breakdown (% of net assets)

Top Sectors	(% of Net Assets)
Consumer Discretionary	21.8%
Financials	15.6%
Communications	14.6%
Energy	10.9%
Materials	9.8%
Health Care	7.8%
Industrials	6.9%
Utilities	4.9%
Technology	3.0%
Cash & Other	4.7%

Top 10 Holdings	(% of Net Assets)
Nationstar Mortgage Holdings, Inc.	1.1%
Bausch Health Cos., Inc.	1.0%
Advance Auto Parts, Inc.	1.0%
Genesis Energy LP / Genesis Energy Finance Corp.	1.0%
Civitas Resources, Inc.	1.0%
Discovery Communications LLC	1.0%
XPLR Infrastructure Operating Partners LP	1.0%
Newell Brands, Inc.	1.0%
Venture Global Plaquemines LNG LLC	1.0%
Vodafone Group PLC	1.0%

Updated Prospectus Web Address	https://www.fminvest.com/ztop